--------------------------------------------------------------------------------
Letter to Shareholders

--------------------------------------------------------------------------------
Dear Shareholders:
   We welcome this opportunity to provide you with a summary of the trends and key events that affected the economy and the Goldman Sachs Money Market Trust/ Financial Square Funds in 1995. It has been an eventful and positive year for the Financial Square family. The Funds continued to outperform their respective IBC/Donoghue averages during the period, and assets increased significantly to more than $9.1 billion as of December 31, 1995.

1995 In Review:
The Fed Changed Direction as the Economy Slowed

   As 1995 began, the economy still showed some residual strength, which prompted the Federal Reserve to increase the Federal funds rate by 50 basis points to 6.00% last February in what was to be the last of seven rate hikes in its tightening cycle. Subsequently, after it became clear that the economy had slowed significantly, with annualized real Gross Domestic Product (GDP) rising only modestly by 1.7% and 0.7% in the first and second quarters, the Fed reversed course and lowered rates by 25 basis points in July. Though real GDP rebounded to 3.2% in the third quarter, some of the increase was attributed to an acceleration in government spending in anticipation of the budget debate. With inflation at bay, the Fed eased again in December, bringing the Federal funds rate to 5.50% by year end.


   Historical Yield Curve (LIBOR)

             Label          A            B
-------------------------------------------------
Label                     12/31/95    12/31/94
-------------------------------------------------
    1.    Overnight       5.88        5.64
-------------------------------------------------
    2.    1               5.75        6
-------------------------------------------------
    3.    2               5.69        6.25
-------------------------------------------------
    4.    3               5.63        6.5
-------------------------------------------------
    5.    4               5.63        6.69
-------------------------------------------------
    6.    5               5.56        6.81
-------------------------------------------------
    7.    6               5.56        7
-------------------------------------------------
    8.    9               5.44        7.38
-------------------------------------------------
    9.    12              5.44        7.75
-------------------------------------------------

Source: Goldman Sachs Fixed Income database, reflecting the London Interbank Offered Rate (LIBOR).

Although the targeted Federal funds rate begun and ended the year at 5.50%, the slope of the LIBOR yield curve shifted dramatically during 1995 as the expected direction of interest rates changed from increasing to declining. By year end, the curve was inverted and had shifted significantly downward.

Responsive and Agile Strategy Contributed to
Continued Strong Performance

   Taxable Sector. Structuring money market portfolios successfully during 1995, when the Fed shifted policy from tightening to easing, required strict attention to risk management, as well as to a detailed analysis of market fundamentals and technicals. Analyzing the implied forward rates and determining the extent to which the market had priced in too much or too little easing, and then adjusting the portfolio's weighted average maturities and structures, were equally important to our strategy. We also kept a vigilant eye on fiscal policy, as the "start-and-stop" nature of the balanced budget debate and the subsequent government shutdowns had an impact on the market.

   During the second quarter of 1995, we extended the weighted average maturities of the Financial Square Funds, which caused them to be well positioned for the Fed's rate decrease in July. Some signs of a modest resurgence in growth became evident in late summer, and we correctly anticipated that the Fed would remain on hold until a budget package was passed or growth showed signs of slowing further. Between late November and mid-December, we again extended the Funds' weighted average maturities, given our concern about slowing growth. That extension proved to be the correct move when the Fed eased for the second time in late December.

   Tax-Exempt Sector. Discussions of a flat tax, decreasing short-term municipal issuance and the change in direction of short-term interest rates made for an interesting year in tax-exempt money market funds. During 1995, total assets in tax-exempt money market funds increased by approximately 8%, while supply decreased by 7.5%. Consequently, short-term tax-exempt securities traded at approximately 69% of their Treasury counterparts, as compared with 71% in 1994, which means that, on average, tax-exempts were more expensive in 1995 than in 1994. All of these factors increased the importance of active portfolio management to achieve competitive performance.

--------------------------------------------------------------------------------
                                       1

--------------------------------------------------------------------------------
Letter to Shareholders (continued)

--------------------------------------------------------------------------------
   By varying the Financial Square Tax-Free Money Market Fund's exposure to variable rate demand notes (VRDNs) and tax-exempt commercial paper as supply technicals warranted, we were able to add incremental yield to the portfolio. In addition, the Fund's performance benefited from extending and maintaining a longer weighted average maturity for much of the year.


Summary for Financial Square Funds Institutional Shares* as of
12/31/95
                             SEC 7-Day   SEC 7-Day    30-Day     Weighted
 Financial Square             Current    Effective   Average      Average
    Funds                      Yield       Yield      Yield      Maturity
--------------------------------------------------------------------------
Prime Obligations
 Fund                          5.65%      5.81%       5.66%      65 days
--------------------------------------------------------------------------
Money Market Fund              5.70%      5.87%       5.73%      58 days
--------------------------------------------------------------------------
Treasury Obligations
 Fund                          5.51%      5.66%       5.64%      35 days
--------------------------------------------------------------------------
Government Fund                5.59%      5.75%       5.64%      36 days
--------------------------------------------------------------------------
Tax-Free Money
 Market Fund                   4.31%      4.41%       3.92%      47 days
==========================================================================

*Financial Square Funds offer three separate classes of shares (Institutional, Administration and Service), each of which is subject to different fees and expenses that affect performance and entitle shareholders to different services. The Administration shares and the Service shares offer financial institutions the opportunity to receive a fee for providing administrative support services. The Administration shares pay an additional 0.25%, and the Service shares pay an additional 0.50%. More complete information, including management fees and expenses, is included in the Funds' prospectus, or can be obtained by calling Goldman Sachs Institutional Funds at 1-800-621-2550.


Domestic Credit Stronger in 1995

   Domestic credit quality strengthened in 1995, thanks to an improving economy, lower interest rates and corporate productivity gains. Positive credit trends were particularly notable in the capital-intensive industries. Retailers did not fare as well as reluctant consumers worried about slower disposable income growth, job reductions, a higher debt load and uncertainty about the health of the economy. The rejuvenated U.S. banking industry continued its trend toward regional and national banking, largely through mergers and acquisitions. This equity-financed consolidation is positive for the creditworthiness and efficiency of the U.S. banking system. Merger activity was also prominent in other industries, supported by higher stock prices and lower interest rates. The majority of companies used stock, rather than cash, to pay for their acquisitions, keeping leverage down. Spin-offs and split-ups counterbalanced the heavy merger activity as some organizations tried to focus more sharply on their core businesses.

   In the tax-exempt arena, the most notable phenomenon was the increase in short-term paper that came to the market with credit enhancements (i.e., letters of credit or insurance) as a result of lingering concerns surrounding the Orange County, California bankruptcy. In addition, improved disclosure from municipal issuers, spurred by heightened due diligence, made it easier to distinguish between weak and strong credits.

A Mixed Credit Picture Abroad

   Credit quality trends abroad were mixed, with weakness most notable in financial institutions in France and Japan. In Europe, economic recovery slowed significantly during 1995, causing the Bundesbank to lower short-term interest rates by year end and other European countries to follow suit. Asset quality problems persisted for Japanese financial institutions, with continued uncertainty regarding the methods and timing of a resolution. Credit quality for the nonfinancial sectors was much more balanced. The Japanese economy has recently begun to show signs of resuscitation, spurred by the government's stimulative fiscal policy, a weaker yen (which should help to revive exports), and corporate cost-cutting and restructuring.

   Our outlook for global credit quality for 1996 is cautiously optimistic, although we remain concerned about consumer indebtedness and reluctance to spend as well as the timing for recovery of the Japanese banking system.

   The Goldman Sachs Credit Department, which includes 74 credit professionals based in London, Tokyo,

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Frankfurt and Toronto as well as New York, will continue to be vigilant in monitoring these and other global developments. Consistent with the trends outlined previously, new names added to the approved list for the Funds have been primarily U.S. banks and industrial companies, in contrast to a short while ago when foreign banks dominated our approved names.

Outlook and Strategies for 1996

   Fourth-quarter 1995 GDP is estimated to be approximately 1.0%, reflecting the longer-than-expected government shutdown and very weak Christmas sales. Economic growth is expected to slow to an anemic 0.5% for the first quarter of 1996, and therefore we believe the Fed is likely to lower short-term interest rates by another 25 to 50 basis points by midyear before the economy begins to accelerate again during the second half of the year.

   As a result, the Financial Square Funds will continue to be managed with longer average life targets and laddered structures to take advantage of our near-term expectations of lower rates.

Extended Trading Hours Improve Service Further

   During 1995, Goldman Sachs Asset Management extended the trading hours for the Financial Square Tax-Free Money Market Fund. Purchases are now accepted until 2:00 p.m. EST and redemptions may be made until 1:00 p.m. EST. In addition, the Financial Square Government Fund now accepts redemptions, as well as purchases, until 5:00 p.m. EST.

New Listings for Financial Square Funds

   We are pleased to note that starting on February 1, 1996, Financial Square Funds will be listed on Bloomberg and can be accessed by keying in "GSAM - GO". In addition, the Funds are now also listed under "Financial Square" in IBC/Donoghue's Money Fund Report(R) for your convenience.

Another Triple-A Rating

   In 1995, the Financial Square Government Fund was rated AAA by Standard & Poor's Rating Group. The Financial Square Treasury Obligations Fund is also rated triple-A by both S&P and Moody's Investors Service, Inc.

   In closing, we thank you for your support and for making 1995 a year of record assets for the Financial Square Funds. As in the past, we will continue to look for additional ways to improve our services, while seeking to provide you with competitive performance. We welcome your suggestions and questions, and look forward to another strong year in 1996.


/s/ Kaysie P. Uniacke


Kaysie P. Uniacke
Portfolio Manager
February 1, 1996
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Financial Square Prime Obligations Fund
December 31, 1995
--------------------------------------------------------------------------------
Principal                                     Interest  Maturity  Amortized
 Amount                                         Rate      Date      Cost
--------------------------------------------------------------------------------
Commercial Paper and Corporate Obligations-55.5%
Bank Holding Companies
BankAmerica Corp.
$ 40,000,000                                   5.56%    04/30/96  $ 39,258,667
Bankers Trust New York Corp.
 150,000,000                                   5.69     02/09/96   149,075,376
Chase Manhattan Corp.
 25,000,000                                    5.57     03/12/96    24,725,368
Corestates Capital Corp.
 15,000,000                                    5.50(a)  05/13/96    14,695,208
NationsBank Corp.
 20,000,000                                    5.51     04/29/96    19,635,728
 25,000,000                                    5.50     05/13/96    24,492,014
Norwest Corp.
 75,000,000                                    5.75(a)  10/28/96    75,000,000
Business Credit Institutions
CIT Group Holdings, Inc.
 50,000,000                                    5.70     02/12/96    49,667,500
General Electric Capital Corp.
 45,000,000                                    5.57     04/15/96    44,268,937
 50,000,000                                    5.60     04/22/96    49,128,889
Business Services
International Lease Finance Corp.
 25,000,000                                    5.50     05/03/96    24,530,208
Drugs
Lilly (Eli) & Co.
 15,000,000                                    5.57     04/16/96    14,753,992
Smithkline Beecham Corp.
 15,000,000                                    5.81(a)  03/11/96    15,003,987
Farm Machinery
John Deere Capital Corp.
 35,000,000                                    5.58     04/19/96    34,408,675
 25,000,000                                    5.57     04/26/96    24,551,305
Food Products
CPC International Inc.
 50,000,000                                    5.59     04/03/96    49,277,958
 13,300,000                                    5.57     04/10/96    13,094,219
 25,000,000                                    5.55     04/16/96    24,591,458
 20,000,000                                    5.57     04/22/96    19,653,422
 22,000,000                                    5.50     05/07/96    21,573,139
Life Insurance
Commonwealth Life Insurance Co.
 20,000,000                                   6.03%(a)  09/06/96  $ 20,000,000
Pacific Mutual Life Insurance
 Co.
 25,000,000                                   5.92(a)   03/01/96    25,000,000
Motor Vehicles and Equipment
Ford Motor Credit Co.
 75,000,000                                   5.51      05/03/96    73,588,062
Personal Credit Institutions
American Express Credit Corp.
 75,000,000                                   5.60      04/19/96    73,728,333
Beneficial Corp.
 25,000,000                                   5.89(a)   11/15/96    24,991,455
Transamerica Finance Corp.
 15,000,000                                   5.55      02/20/96    14,884,375
 20,000,000                                   5.55      04/11/96    19,688,583
Receivable/Asset Financings
Dakota Certificates of Standard Credit Card Master Trust
 40,000,000                                   5.72      02/09/96    39,752,133
 30,051,000                                   5.70      02/16/96    29,832,129
 25,000,000                                   5.70      02/20/96    24,802,083
 10,000,000                                   5.67      02/27/96     9,910,225
Falcon Asset Securitization
 Corp.
 15,425,000                                   5.60      04/26/96    15,146,664
New Center Asset Trust
 150,000,000                                  5.60      03/15/96   148,273,333
Savings and Loans
World Savings And Loan
 Association
 38,000,000                                   5.81(a)   03/14/96    37,999,243
 20,000,000                                   5.94(a)   12/13/96    20,012,934
Security and Commodity
 Brokers, Dealers and Services
Bear Stearns Companies, Inc.
 150,000,000                                  5.64      03/01/96   148,590,000
Cargill Financial Services Corp.
 25,000,000                                   5.59      04/16/96    24,588,514
 25,000,000                                   5.60      04/16/96    24,587,777
 50,000,000                                   5.57      04/17/96    49,171,493
 20,000,000                                   5.58      04/19/96    19,662,100
 15,000,000                                   5.60      04/23/96    14,736,333

--------------------------------------------------------------------------------
The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
Financial Square Prime Obligations Fund (continued)
December 31, 1995


--------------------------------------------------------------------------------
Principal                                      Interest  Maturity    Amortized
Amount                                           Rate      Date        Cost
--------------------------------------------------------------------------------
Commercial Paper and Corporate Obligations
 (continued)
Security and Commodity Brokers, Dealers and
 Services (continued)
JP Morgan Securities, Inc.
$ 40,000,000                                    5.94%(b) 06/28/96  $  40,000,000
Merrill Lynch & Co., Inc.
 60,000,000                                     5.55     04/30/96     58,890,000
Specialty Cleaners
Colgate Palmolive
 20,000,000                                     5.58     04/15/96     19,674,500
 40,000,000                                     5.59     04/17/96     39,335,411
 33,000,000                                     5.50     05/01/96     32,389,958
 20,000,000                                     5.50     05/08/96     19,608,889
Telecommunications
AT&T Corp.
 80,000,000                                     5.52     03/01/96     79,264,000
 70,000,000                                     5.54     03/28/96     69,062,816
--------------------------------------------------------------------------------
Total Commercial Paper and Corporate
 Obligations                                                      $1,948,557,393
--------------------------------------------------------------------------------
Bank Notes--37.9%
American Express Centurion Bank
$20,000,000                                   5.94/(a)/  04/17/96     20,000,539
 15,000,000                                   5.75/(a)/  04/24/96     15,000,000
Boatmen's First National Bank, Kansas City
 40,000,000                                   5.73/(a)/  02/14/96     39,999,518
Boatmen's First National Bank, Southern Missouri
 25,000,000                                   5.92/(a)/  06/12/96     25,001,191
Colorado National Bank
 25,000,000                                   5.91/(a)/  06/03/96     25,000,000
FCC National Bank
 75,000,000                                   5.74       03/11/96     75,000,000
 25,000,000                                   5.67       03/18/96     25,000,000
 50,000,000                                   5.73       04/23/96     50,000,000
First Bank FSB
 30,000,000                                   5.91/(a)/  05/15/96     29,999,690
First Bank N. A., Minneapolis
 75,000,000                                   5.91/(a)/  06/03/96     75,000,000
First National Bank of Maryland
 25,000,000                                   5.75       05/01/96     25,000,000
 50,000,000                                   5.92/(a)/  10/02/96     49,988,730
 50,000,000                                   5.92/(a)/  11/01/96     49,987,500
First of America Bank N.A., Illinois
 25,000,000                                   5.78       03/12/96     25,000,000
First of America Bank N.A., Michigan
 23,500,000                                   6.10       02/12/96     23,506,184
 23,500,000                                   6.26       03/08/96     23,516,370
First Union National Bank of North Carolina
135,000,000                                   5.76       02/02/96    135,000,000
Household Bank FSB
 75,000,000                                   5.74       03/04/96     75,000,000
 75,000,000                                   5.86/(a)/  11/06/96     74,963,060
Huntington National Bank
 19,125,000                                   5.69/(a)/  01/12/96     19,124,719
M&I Madison Bank
 25,000,000                                   5.81/(a)/  07/29/96     25,008,782
 10,500,000                                   6.00/(a)/  09/09/96     10,504,414
NationsBank of Texas, N.A.
 50,000,000                                   5.65       05/03/96     50,000,000
NBD Bank NA Detroit
 35,000,000                                   5.65       05/03/96     34,999,484
Old Kent Bank & Trust Co.
 30,000,000                                   5.94/(a)/  01/17/96     29,999,737
PNC Bank, N.A.
 30,000,000                                   5.89/(a)/  08/16/96     29,995,137
 75,000,000                                   5.89/(a)/  09/13/96     74,984,796
Seattle First National Bank
 50,000,000                                   5.83/(a)/  11/08/96     49,962,089
Southtrust Bank of Alabama, N.A.
 40,000,000                                   5.75/(a)/  03/25/96     40,000,000
 50,000,000                                   5.73/(a)/  08/26/96     50,000,000
 30,000,000                                   5.92/(a)/  10/02/96     29,990,984
 25,000,000                                   5.69/(a)/  10/04/96     24,992,554
--------------------------------------------------------------------------------
Total Bank Notes                                                  $1,331,525,478
--------------------------------------------------------------------------------
Bankers' Acceptances--0.6%
Corestates Bank, N.A.
$10,000,000                                   5.58%     04/23/96  $    9,824,850
NationsBank of Georgia, N.A.
 10,000,000                                   5.58      04/23/96       9,824,850
--------------------------------------------------------------------------------
Total Bankers' Acceptances                                        $   19,649,700
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
Financial Square Prime Obligations Fund (continued)
December 31, 1995

--------------------------------------------------------------------------------
Principal                                   Interest  Maturity  Amortized
Amount                                        Rate      Date      Cost
--------------------------------------------------------------------------------
Other-1.4%
Morgan Guaranty Trust of New York/SMM
Trust 1995-K
$50,000,000                                 5.96%/(a)/ 06/14/96 $   50,000,000
--------------------------------------------------------------------------------
Total Other                                                   $   50,000,000
--------------------------------------------------------------------------------
Certificates of Deposit-2.6%
Natwest Bank, Delaware
$50,000,000                                 5.70%    03/12/96 $   50,000,000
Natwest Bank, U.S.A.
 40,000,000                                 5.75     03/11/96     40,000,000
--------------------------------------------------------------------------------
Total Certificates of Deposit                                 $   90,000,000
--------------------------------------------------------------------------------
Repurchase Agreement-2.2%
Joint Repurchase Agreement Account
$76,300,000                                 5.94%    01/02/96 $   76,300,000
--------------------------------------------------------------------------------
Total Repurchase Agreement                                    $   76,300,000
--------------------------------------------------------------------------------
Total Investments                                            $3,516,032,571/(c)/
--------------------------------------------------------------------------------

/(a)/Variable rate security-base Index is one of the following:
     U.S. Treasury Bill
     One or three month LIBOR
     One month commercial paper
     Federal Funds
     Prime lending rate
/(b)/Variable rate master note-base Index is LIBOR.
/(c)/The amount stated also represents aggregate cost for federal income tax purposes.

The percentages shown for each investment category reflects the value of investments in that category as a percentage of total net assets.

--------------------------------------------------------------------------------
The accompanying notes are an integral part of these financial statements.

Statement of Investments
--------------------------------------------------------------------------------
Financial Square Money Market Fund
December 31, 1995

--------------------------------------------------------------------------------
Principal            Interest               Maturity             Amortized
 Amount                Rate                  Date                  Cost
--------------------------------------------------------------------------------
Commercial Paper and Corporate Obligations-38.6%
Beverages
Grand Metropolitan Investment Corp.
$ 25,000,000         6.18%/(a)/             07/22/96           $  25,057,512
Mortgage Brokers
Nationwide Building Society
  24,400,000         5.66                   03/14/96              24,119,956
  50,000,000         5.57                   05/03/96              49,048,458
Business Credit Institutions
General Electric Capital Corp.
  25,000,000         5.57                   04/15/96              24,593,854
Electric Companies
Enel Commercial Paper, Inc.
  25,000,000         5.64                   04/25/96              24,549,583
  10,000,000         5.52                   05/09/96               9,802,200
Financial Services
Whirlpool Financial Corp.
  25,000,000         5.68                   03/01/96              24,763,333
Foreign Banks
BBL North America Inc.
  25,000,000         5.63                   04/18/96              24,578,125
BBV Finance, Delaware
  18,000,000         5.59                   01/19/96              17,949,690
Generale Bank, Inc.
  15,000,000         5.61                   04/24/96              14,733,525
Internationale Nederlanden Funding Corp.
  50,000,000         5.58                   04/12/96              49,209,500
Royal Bank of Canada
  30,000,000         5.59                   04/22/96              29,478,267
Svenska Handelsbanken, Inc.
  20,000,000         5.60                   04/17/96              19,667,111
Swedbank, Inc.
  50,000,000         5.62                   01/17/96              49,875,111
Toronto Dominion Holdings, U.S.A.
  50,000,000         5.60                   04/22/96              49,128,889
Life Insurance
Sunamerica Life Insurance Co.
  50,000,000         5.87/(a)/              11/03/96              50,000,000
Motor Vehicles and Equipment
American Honda Finance Corp.
  25,000,000         5.98/(a)/              05/03/96              24,995,942
General Motor Acceptance Corp.
 14,086,800          6.19%/(a)/             01/12/96              14,087,607
 35,000,000          5.63                   04/26/96              34,365,061
Personal Credit Institutions
Beneficial Corp.
 25,000,000          5.89/(a)/              11/15/96              24,991,455
Receivable/Asset Financings
Emprise One Corp.
 50,000,000          5.80/(a)/              12/23/96              50,000,000
New Center Asset Trust
 25,000,000          5.60                   03/15/96              24,712,222
Savings and Loans
World Savings and Loan Association
 30,000,000          5.81/(a)/              03/14/96              29,999,403
Security and Commodity Brokers, Dealers and Services
 JP Morgan Securities, Inc.
 40,000,000          5.94/(b)/              06/28/96              40,000,000
Merrill Lynch & Co., Inc.
 50,000,000          5.55                   04/30/96              49,075,000

Telecommunications
AT&T Corp.
 75,000,000          5.52                   03/01/96              74,310,000
--------------------------------------------------------------------------------
Total Commercial Paper and Corporate
   Obligations                                                 $ 853,091,804
--------------------------------------------------------------------------------
Bank Notes-17.4%
American Express Centurion Bank
$ 10,000,000         5.94%/(a)/             04/17/96           $  10,000,269
 10,000,000          5.75/(a)/              04/24/96              10,000,000
 25,000,000          5.75/(a)/              04/26/96              25,000,000
Boatmen's First National Bank, Kansas City
 25,000,000          5.73/(a)/              02/14/96              24,999,698
 20,000,000          5.92/(a)/              06/12/96              20,000,953
Colorado National Bank
 50,000,000          5.91/(a)/              06/03/96              50,000,000
First Bank N. A., Minneapolis
 25,000,000          5.91/(a)/              06/03/96              25,000,000
First National Bank of Boston
 30,000,000          5.73/(a)/              04/08/96              29,999,199
--------------------------------------------------------------------------------

The accompanying notes are an Integral part of these financial statements.

Statement of Investments
--------------------------------------------------------------------------------
Financial Square Money Market Fund (continued)
December 31, 1995

--------------------------------------------------------------------------------
Principal            Interest               Maturity             Amortized
 Amount                Rate                  Date                  Cost
--------------------------------------------------------------------------------
Bank Notes (continued)
First National Bank of Boston (continued)
$ 45,000,000         5.75%/(a)/             06/05/96         $  45,000,000
Old Kent Bank & Trust Co.
  20,000,000         5.94/(a)/              01/17/96            19,999,825
PNC Bank, N.A.
  25,000,000         5.93/(a)/              03/14/96            25,000,000
  30,000,000         5.89/(a)/              08/16/96            29,995,137
  25,000,000         5.89/(a)/              09/13/96            24,994,932
  20,000,000         5.65/(a)/              09/30/96            19,988,150
Seattle First National Bank
  25,000,000         5.83/(a)/              11/08/96            24,981,045
--------------------------------------------------------------------------------
Total Bank Notes                                             $ 384,959,208
--------------------------------------------------------------------------------
Certificates of Deposit - Foreign Eurodollar-9.7%
Dai Ichi Kangyo Bank, London
$ 40,000,000         5.97%                  03/04/96         $  40,000,690
Deutsche Bank, London
  80,000,000         5.73                   04/23/96            80,002,440
Dresdner Bank, London
  10,000,000         5.74                   04/22/96            10,000,302
Generale Bank, London
  10,000,000         5.76                   04/23/96            10,000,458
Mitsubishi Bank Ltd., London
  45,000,000         5.86                   01/31/96            45,000,728
  30,000,000         6.04                   04/12/96            30,000,825
--------------------------------------------------------------------------------
Total Certificates of Deposit - Foreign
 Eurodollar                                                  $ 215,005,443
--------------------------------------------------------------------------------
Certificates of Deposit - Yankeedollar-12.7%
Dai Ichi Kangyo Bank, New York
$ 35,000,000         6.23%                  02/05/96         $  35,002,874
Fuji Bank, New York
  50,000,000         6.16                   02/06/96            50,000,933
Industrial Bank of Japan Ltd., New York
  15,000,000         6.17                   02/05/96            15,000,469
  75,000,000         6.03                   02/23/96            75,010,150
Mitsubishi Bank Ltd., New York
  15,000,000         5.71                   06/14/96            15,000,668
Sanwa Bank Ltd., New York
  50,000,000         5.98                   02/29/96            50,004,451
  15,000,000         6.17                   04/03/96            15,004,921
  25,000,000         5.71                   06/14/96            25,001,114
--------------------------------------------------------------------------------
Total Certificates of Deposit - Yankeedollar                 $ 280,025,580
--------------------------------------------------------------------------------
Other-22%
Morgan Guaranty Trust of New York/SMM Trust 1995-K
$ 50,000,000         5.96%/(a)/             06/14/96         $   50,000,000
--------------------------------------------------------------------------------
Total Other                                                  $   50,000,000
--------------------------------------------------------------------------------
Sovereign Credit-1O.3%
Canadian Wheat Board
$ 45,000,000         5.57%                  04/19/96         $   44,241,088
Kingdom of Sweden
  50,000,000         5.59                   02/09/96             49,697,208
  50,000,000         5.59                   04/22/96             49,130,444
Province of Quebec
  45,500,000         5.52                   O5/01/96             44,655,823
  20,000,000         5.50                   05/14/96             19,590,556
  20,000,000         5.50                   05/15/96             19,587,500
--------------------------------------------------------------------------------
Total Sovereign Credit                                       $  226,902,619
--------------------------------------------------------------------------------
Repurchase Agreement-9.3%
Joint Repurchase Agreement Account
$205,000,000         5.94%                  01/02/96         $  205,000,000
--------------------------------------------------------------------------------
Total Repurchase Agreement                                   $  205,000,000
--------------------------------------------------------------------------------
Total Investments                                            $2,214,984,654/(c)/
================================================================================

/(a)/Variable rate security-base Index is one of the following:
     U.S. Treasury Bill
     One or three month LIBOR
     One month commercial paper
     Federal Funds
     Prime lending rate
/(b)/Variable rate master note-base Index is LIBOR.
/(c)/The amount stated also represents aggregate cost for federal income tax purposes.
The percentages shown for each investment category reflect the value of investments in that category as a percentage of total net assets.
--------------------------------------------------------------------------------
The accompanying notes are an integral part of these financial statements.

Statement of Investments
--------------------------------------------------------------------------------
Financial Square Treasury Obligations Fund
December 31, 1995

--------------------------------------------------------------------------------
Principal            Interest               Maturity             Amortized
 Amount                Rate                  Date                  Cost
--------------------------------------------------------------------------------
U.S. Treasury Obligations-17.5%
United States Treasury Bills
$100,000,000         5.28%                  05/23/96           $  97,902,667
  50,000,000         5.32                   05/30/96              48,891,667
 165,000,000         5.23                   07/25/96             160,062,008
United States Treasury Notes
 45,000,000          6.13                   07/31/96              45,135,893
--------------------------------------------------------------------------------
Total U.S. Treasury Obligations                                $ 351,992,235
--------------------------------------------------------------------------------
Repurchase Agreements-82.8%
Bankers Trust Securities, Inc., dated 12/29/95, repurchase price $75,048,333
 (U.S. Treasury Note: $76,474,013, 6.125%, 05/15/98)
$ 75,000,000         5.80%                  01/02/96           $  75,000,000
Chase Manhattan Securities, dated 12/29/95, repurchase price
 $75,048,333 U.S. Treasury Notes: $75,759,083, 5.625%-8.50%,
 11/15/96-08/15/02; U.S. Treasury Bond: $742,164,
 13.375%,08/15/01)
  75,000,000         5.80                   01/02/96              75,000,000
CS First Boston Corp., dated 12/29/95, repurchase price $75,048,333
 (U.S. Treasury Bill: $75,180,300, 05/02/96)
  75,000,000         5.80                   01/02/96              75,000,000
Daiwa Securities, dated 12/29/95, repurchase price $75,049,167 (U.S. Treasury
 Notes: $16,801,879, 5.625%-6.875%, 09/30/96-11/30/97; U.S. Treasury Bills:
 $59,699,050, 01/25/96-09/19/96)
  75,000,000         5.90                   01/02/96              75,000,000
Goldman, Sachs & Co., dated 12/29/95, repurchase price $75,048,750 (U.S.
 Treasury Note: $76,500,972, 5.88%, 08/15/98)
  75,000,000         5.85                   01/02/96              75,000,000
JP Morgan Securities, Inc., dated 12/29/95, repurchase price
 $75,050,000 (U.S. Treasury: $76,555,971, 7.50%-7.75%, 10/31/99-11/30/99)
  75,000,000         6.00                   01/02/96              75,000,000
Merrill Lynch Government Securities, Inc., dated 12/29/95, repurchase Price
 $75,047,917 (U.S. Treasury Stripped Securities: $76,500,159, 02/15/96-11/15/00)
  75,000,000         5.75                   01/02/96              75,000,000
Nomura Securities, dated 12/29/95, repurchase price $75,050,000 (U.S. Treasury
 Notes: $76,531,287, 6.25%-8.50%, 08/31/96-05/15/97)
  75,000,000         6.00                   01/02/96              75,000,000
Sanwa Securities, dated 12/29/95, repurchase price $75,048,750 (U.S. Treasury
 Notes: $28,722,942, 5.125%-7.50%, 03/31/96-09/30/00; U.S. Treasury Bill:
 $47,775,291, 11/14/96)
$ 75,000,000         5.85%                  01/02/96           $  75,000,000
UBS Securities, Inc., dated 12/29/95, repurchase price $75,048,750 (U.S.
 Treasury Note: $76,464,302, 7.75%, 11/30/99)
  75,000,000         5.85                   01/02/96              75,000,000
Joint Repurchase Agreement Account
 915,000,000         5.94                   01/02/96             915,000,000
--------------------------------------------------------------------------------
Total Repurchase Agreements                                   $1,665,000,000
================================================================================
Total Investments                                              $2,016,99,235(a)
================================================================================

/(a)/The amount stated also represents aggregate cost for federal income tax purposes.
The percentages shown for each investment category reflect the value of investments in that category as a percentage of total net assets.

--------------------------------------------------------------------------------
The accompanying notes are an integral part of these financial statements.

Statement of Investments
--------------------------------------------------------------------------------
Financial Square Government Fund
December 31, 1995

--------------------------------------------------------------------------------
Principal            Interest               Maturity             Amortized
 Amount                Rate                  Date                  Cost
--------------------------------------------------------------------------------
U.S. Government Agency Obligations-47.5%
Federal Farm Credit Bank
$ 5,000,000          5.48%                  02/09/96          $   4,970,317
Federal Home Loan Bank
 20,000,000          5.51                   02/01/96             19,905,106
Federal Home Loan Mortgage Corp.
 28,000,000          5.75/(a)/              06/03/96             27,974,825
Federal National Mortgage Association
 19,000,000          5.61                   01/18/96             18,949,666
 47,000,000          5.50                   02/09/96             46,719,958
 25,000,000          5.47                   04/30/96             24,544,167
 35,000,000          5.65/(a)/              06/20/96             34,990,434
 50,000,000          5.79/(a)/              08/16/96             49,980,107
 25,000,000          5.48/(a)/              09/03/96             24,993,223
 25,000,000          5.64                   10/02/96             24,990,409
 10,000,000          5.68                   10/07/96              9,999,072
 50,000,000          5.90/(a)/              11/15/96             49,968,730
 50,000,000          5.76/(a)/              12/16/96             49,958,195
Tennessee Valley Authority
 11,305,000          7.63                   09/16/96             11,454,089
--------------------------------------------------------------------------------
Total U.S. Government Agency Obligations                       $399,398,298
--------------------------------------------------------------------------------
U.S. Treasury Obligations-1.2%
United States Treasury Notes
$ 10,000,000         6.00%                  07/01/96          $  10,015,909
--------------------------------------------------------------------------------
Total U.S. Treasury Obligations                               $  10,015,909
--------------------------------------------------------------------------------
Repurchase Agreements-51.5%
C.S. First Boston Corporation, dated 12/05/95, repurchase price $30,420,525
 (FNMA: $31,686,063, 7.31%, 01/01/35)
$ 30,000,000         5.67%                  03/04/96          $  30,000,000
Daiwa Securities, dated 12/29/95, repurchase price $30,019,667 (U.S. Treasury
 Notes: $26,810,371, 4.38%-9.00%, 11/15/96-09/30/98; U.S. Treasury Bill:
 $3,190,014, 06/27/96)
  30,000,000         5.90                   01/02/96             30,000,000
Lehman Government Securities Inc., dated 12/12/95, repurchase price $30,419,042
 (FNMA: $17,247,208, 7.00%-9.00%, 07/01/08-06/01/25; FHLMC: $13,802,908, 6.00%,
 05/01/09)
  30,000,000         5.65                   03/11/96             30,000,000
Nomura Securities International Inc., dated 12/29/95, repurchase price
 $100,071,111 (FHLMC: $49,299,417, 6.50%-8.00%, 07/01/08-10/01/25; FNMA:
 $53,927,805, 6.50%-8.00%, 01/01/09-09/01/24)
100,000,000          6.40                   01/02/96            100,000,000
Salomon Brothers, Inc., dated 12/29/95, repurchase price $30,019,833 (Federal
 Home Loan Bank: $31,258,524, 6.30%, 08/24/05)
  30,000,000         5.95                   01/02/96             30,000,000
Smith Barney Inc., dated 12/28/95, repurchase price $25,076,000 (FHLMC:
 $13,342,601, 7.50%, 01/01/26; FNMA: $12,512,763, 6.50%-8.00%, 01/01/26)
  25,000,000         5.76                   01/16/96             25,000,000
Joint Repurchase Agreement Account
 188,200,000         5.94                   01/02/96            188,200,000
--------------------------------------------------------------------------------
Total Repurchase Agreements                                    $433,200,000
--------------------------------------------------------------------------------
Total Investments                                              $842,614,207/(b)/
================================================================================

/(a)/Variable rate security-base Index is one of the following:
     Federal Funds
     Prime lending rate
     One month LIBOR
/(b)/The amount stated also represents aggregate cost for federal income tax purposes.
The percentages shown for each investment category reflect the value of investments in that category as a percentage of total net assets.

--------------------------------------------------------------------------------
The accompanying notes are an Integral part of these financial statements.

Statement of Investments
--------------------------------------------------------------------------------
Financial Square Tax-Free Money Market Fund
December 31, 1995

--------------------------------------------------------------------------------
Principal            Interest               Maturity             Amortized
 Amount                Rate                  Date                  Cost
--------------------------------------------------------------------------------
Alabama-8.0%
IDB of the Town of Columbia, Al PCRB Series 1995 B
 VRDN (Alabama Power Company) (A-1/MIG1)
$17,700,000          6.00%                  01/01/96              $  17,700,000
Jefferson County, AL MF Hsg. for Hickory Knolls
 Project VRDN (Amsouth Bank LOC) (P-1)
   9,200,000         5.20                   01/07/96                  9,200,000
Parrish, AL IDA PCRB for Alabama Power VRDN (A-1/MIG1)
  12,000,000         6.00                   01/01/96                 12,000,000
--------------------------------------------------------------------------------
                                                                  $  38,900,000
--------------------------------------------------------------------------------
Arizona-0.3%
City of Phoenix IDA MF Hsg. for Del Mar Terrace
 Apartments VRDN (Bank of America LOC) (MIG-1)
$ 1,300,000          5.15%                   01/07/96             $   1,300,000
--------------------------------------------------------------------------------
Arkansas-0.9%
Crossett, AR PCRB for Georgia Pacific Corp. VRDN (Trust
 Company Bank LOC)(Aa3)
$ 4,500,000          5.15%                   01/07/96             $   4,500,000
--------------------------------------------------------------------------------
California-10.0%
California School Cash Reserve Program Authority TRANS
 Series A(SP-1+/MIG-1)
$ 2,000,000          4.75%                   07/03/96             $   2,009,685
California School Cash Reserve Program Authority TRANS
 Series B (MBIA)(SP-1+/(MIG1)
   6,000,000         4.50                    12/20/96                 6,039,105
City of Fremont MF Hsg. VRDN Series 1985 D-Creekside
 Village Apartment Project (Fuji Bank LOC)(MIG1)
   1,300,000         5.55                    01/07/96                 1,300,000
Los Angeles County, CA TRANS (Bank of America/Credit
 Suisse/Morgan Guaranty Trust Co./Swiss Bank Corp./UBS/
 Westdeutsche Landesbank Girozentrale LOC)(SP-1/MIG-1)
  15,000,000         4.50                    07/01/96                15,042,709
Los Angeles Housing Authority MF Hsg. VRDN for Canyon Country
 Villas (Industrial Bank of Japan LOC) (A-1 /MIG-1)
   3,000,000         5.35                    01/07/96                 3,000,000
State of California RAWS Series C (Bank of America /Banque
 Nationale de Paris/Bank of Nova Scotia/Chemical/CIBC/
 Citibank/Morgan Guaranty Trust Co./Credit Suisse/
 National Westminster Bank/Societe General/Swiss Bank
 Corp./Sumitomo Bank Ltd./Toronto Dominion Bank/
 Westdeutsche Landesbank Girozentrale LOC) (A-1/MIG1)
  21,550,000         5.75                    04/25/96                21,646,920
--------------------------------------------------------------------------------
                                                                  $  49,038,419
--------------------------------------------------------------------------------
District of Columbia-1.3%
District of Columbia VRDN ACES-Series 1988 B-E
 Georgetown University(A-1+/MIG1)
$ 6,100,000          5.65%                   01/07/96             $   6,100,000
--------------------------------------------------------------------------------
Florida-5.1%
Dade County, FL Water & Sewer Series 1994 VRDN (FGIC)
 (A-1+/MIG-1)
$   700,000          4.90%                   01/07/96             $     700,000
Florida Local Government Finance Commission Pooled CP Note
 Series A (First Union National Bank of Florida LOC)(A-1+/P-1)
   15,000,000        3.65                    02/13/96                15,000,000
Putnam County Development Authority for Seminole Electric H-1 VRDN
 (CFC)(A-1/MIG1)
    9,300,000         4.65                   01/07/96                 9,300,000
--------------------------------------------------------------------------------
                                                                  $  25,000,000
--------------------------------------------------------------------------------
Georgia-8.8%
 Albany Dougherty, GA PCRB for Philip Morris Company
 VRDN(A-1/P-1)
$  1,600,000           5.15%                 01/07/96             $   1,600,000
 Burke County, GA PCRB for Georgia Power Co. VRDN
  (A-1/MIG1)
    4,900,000          5.50                  01/01/96                 4,900,000
   17,300,000          6.00                  01/01/96                17,300,000
Municipal Electric Authority of Georgia 1994 Series E
 (A-1/MIG1)
    5,450,000          5.15                  01/03/96                 5,450,000
Municipal Electric Authority of Georgia Short Term BANS
 CP(A-1+/P-1)
    3,685,000          3.80                  01/10/96                 3,685,000
    7,500,000          4.00                  01/18/96                 7,500,000
Municipal Electric Authority of Georgia Subordinate General
 Resolution Series C (A-1+/P1)
    2,600,000          4.90                  03/04/96                 2,602,207
--------------------------------------------------------------------------------
                                                                  $  43,037,207
--------------------------------------------------------------------------------
Hawaii-0.8%
Hawaii Housing Finance and Development Authority VRDN (Federal Home Loan
 Bank LOC)(A-1+)
$ 4,000,000            5.15%                 01/07/96             $   4,000,000
-------------------------------------------------------------------------------
Illinois-10.0%
Illinois Health Facilities Authority Series 1993 Resurrection
 Healthcare System VRDN (First National Bank of Chicago LOC)(MIG1)
$  9,000,000           5.60%                 01/07/96             $   9,000,000

--------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

Statement of Investments
--------------------------------------------------------------------------------
Financial Square Tax-Free Money Market Fund   (continued)
December 31, 1995


--------------------------------------------------------------------------------
Principal            Interest               Maturity               Amortized
  Amount               Rate                   Date                    Cost
--------------------------------------------------------------------------------
Illinois  (continued)
Illinois Health Facilities Authority VRDN
  Series 1985 C and D-
  Revolving Fund Pooled Finance Program
  (First National
  Bank of Chicago LOC)(A-1/MIG-1) (b)
$  9,700,000         5.20%                  01/07/96             $   9,700,000
Illinois Health Facility Authority VRDN Series 1985 for
  Healthcorp Affiliates Project (Fuji Bank LOC)(MIG1)
   8,200,000         6.25                   01/07/96                 8,200,000
Illinois State RANS(SP-1+/MIG-1)
  14,000,000         4.50                   06/10/96                14,050,909
Sauget Village of IL PCRB VRDN Series 1993(P-1)
   7,900,000         5.10                   01/07/96                 7,900,000
--------------------------------------------------------------------------------
                                                                 $  48,850,909
--------------------------------------------------------------------------------
Indiana--3.5%
Indiana Hospital Equipment Financing Authority VRDN
  Series 1985 A (MBIA)(A-1/MIG-1)
$   4,525,000        5.60%                  01/07/96              $  4,525,000
Warrick County PCRB Series 1992 VRDN Aluminum Company
  of America(A-1)
   12,475,000        5.10                   01/07/96                12,475,000
--------------------------------------------------------------------------------
                                                                 $  17,000,000
--------------------------------------------------------------------------------
Iowa--2.5%
Louisa County, IA PCRB for Midwest Power Systems VRDN(A-1/MIG1)
$   5,000,000        5.25%                  01/07/96              $  5,000,000
Muscatine County, IA for Monsanto Corp.(P-1)
    7,200,000        5.15                   01/07/96                 7,200,000
--------------------------------------------------------------------------------
                                                                 $  12,200,000
--------------------------------------------------------------------------------
Kentucky--0.6%
City of Calvert, KY Air Products and Chemicals Inc. Project
  VRDN (A-1) (a)
$   3,000,000        5.15%                  01/07/96              $  3,000,000
--------------------------------------------------------------------------------
Louisiana--1.8%
Ascension Parish, LA PCRB Series 1993 for Shell Oil Co.(A-1+)
$   4,700,000        6.00%                  01/01/96              $  4,700,000
Louisiana State Adj. Ref. Series A Tender GO Refunding Bonds
  (Credit Local de France LOC)(A-1/MIG-1)
    1,000,000        3.70                   03/07/96                 1,000,000
Plaquemines Port, Harbor and Terminal District Series A-D
  (Teco Energy)(A-1+/P-1)
    2,000,000        3.80                   02/08/96                 2,000,000
    1,000,000        3.75                   03/11/96                 1,000,000
--------------------------------------------------------------------------------
                                                                  $  8,700,000
--------------------------------------------------------------------------------
Maryland--1.1%
Anne Arundel Baltimore Gas & Electric Co. Series 1985(A-1/MIG-1)
$   5,380,000        3.80%                  03/08/96             $   5,380,000
--------------------------------------------------------------------------------
Michigan--0.3%
Michigan Job Development Authority for Mazda Motor
  Manufacturing VRDN (Sumitomo Bank Ltd LOC)(MIG-1)
$   1,400,000        5.25%                  01/07/96             $   1,400,000
--------------------------------------------------------------------------------
Minnesota--2.0%
Minnesota State Higher Education Facility for Carleton College
  Series 3-12 VRDN(MIG-1)
$   6,000,000        5.00%                  01/07/96             $   6,000,000
Port Authority of the City of St. Paul Minnesota, VRDN IDA
  for Weyerhaeuser Project(A-1)
    4,000,000        5.60                   01/07/96                 4,000,000
--------------------------------------------------------------------------------
                                                                 $  10,000,000
--------------------------------------------------------------------------------
Mississippi--0.2%
Grenada County, MS Refunding RB VRDN for Georgia Pacific
  Corporation Project (Sumitomo Bank Ltd. LOC)(A-1)
  $ 1,000,000        5.15%                  01/07/96             $   1,000,000
--------------------------------------------------------------------------------
Missouri--0.6%
Missouri Health and Higher Educational Facility Authority
 VRDN Washington University Facility(A-1+/MIG-1)
  $ 1,500,000        5.00%                  01/07/96             $   1,500,000
Monsanto Corporation State Environmental Improvement and
  Energy Resources Authority, Missouri (Monsanto)(P-1)
    1,500,000        5.05                   01/07/96                 1,500,000
--------------------------------------------------------------------------------
                                                                 $   3,000,000
--------------------------------------------------------------------------------
Montana--2.8%
City of Forsyth, Rosebud County PCRB Series 1988 for Pacificorp
  (Industrial Bank of Japan LOC)(A-1/P-1)
$  10,000,000       4.00%                  01/12/96              $  10,000,000
Montana State Board of Investments VRDN Payroll Tax Bonds(A/MIG1)
    3,800,000        5.25                   01/07/96                 3,800,000
--------------------------------------------------------------------------------
                                                                 $  13,800,000
--------------------------------------------------------------------------------
New Hampshire--2.0%
New Hampshire Business Finance Authority PCRB 1990 Series B
  for New England Power(A-1/MIG-1)
$  10,000,000        3.65%                  02/29/96             $  10,000,000
--------------------------------------------------------------------------------
New York--11.2%
Greatneck North Water Authority, NY Water System RB Series A
  VRDN (FGIC)(A-1+/MIG-1)
$     600,000        4.90%                  01/07/96             $     600,000
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
The accompanying notes are an integral part of these financial statements

--------------------------------------------------------------------------------
FINANCIAL SQUARE TAX-FREE MONEY MARKET FUND (continued)

December 31, 1995

--------------------------------------------------------------------------------
Principal            Interest               Maturity               Amortized
  Amount               Rate                   Date                    Cost
--------------------------------------------------------------------------------
New York  (continued)
New York City GO Bonds Series A(SP-1+/MIG-1)
$ 8,200,000          4.50%                  02/15/96             $   8,208,698
New York City GO Bonds VRDN (Union Bank of Switzerland
  LOC)(A-1+/MIG-1)
  4,000,000          5.00                   01/01/96                 4,000,000
New York City RANS(SP1+/MIG1)
 29,990,000          4.50                   04/11/96                30,041,979
New York City TANS Series A(SP-1+/MIG-1)
  5,000,000          4.50                   02/15/96                 5,003,848
New York State Energy Research and Development Authority
  for Long Island Lighting Co. (Deutsche Bank LOC)(MIG-1)
  6,000,000          4.70                   03/01/96                 6,010,242
New York State PCR for Rockland County VRDN (AMBAC)
  (A-1+/MIG1)
    700,000          4.90                   01/07/96                   700,000
--------------------------------------------------------------------------------
                                                                 $  54,564,767
--------------------------------------------------------------------------------
North Carolina--8.0%
North Carolina Eastern Municipal Power Agency TECP (Morgan Guaranty Trust
  Co./United Bank of Switzerland LOC)(A-1+)
$ 2,650,000          3.70%                  03/11/96             $   2,650,000
Rockingham County, NC IDA PCRB for Philip Morris
  Company VRDN(A-1/P-1)
  7,700,000          5.15                   01/07/96                 7,700,000
Wake County, NC PCRB for Carolina Power & Light
  (Fuji Bank LOC)(A-1/P-1)
  3,800,000          3.90                   01/22/96                 3,800,000
 15,070,000          4.00                   01/25/96                15,070,000
 10,000,000          3.75                   03/11/96                10,000,000
--------------------------------------------------------------------------------
                                                                 $  39,220,000
--------------------------------------------------------------------------------
Ohio--0.8%
City of Columbus, OH Electric System Series 1984 VRDN (Dai Ichi
  Kangyo Bank Ltd. NY LOC)(MIG1)
$ 4,000,000          3.90%                  01/01/96             $   4,000,000
--------------------------------------------------------------------------------
 Oregon--2.6%
Portland, OR for Columbia Grain Inc. Project VRDN (Fuji Bank/
  Bank of Tokyo LOC)(MIG1)
$ 9,450,000          5.25%                  01/07/96             $   9,450,000
State of Oregon Veterans Welfare Bonds, Series 73 H VRDN
  (Bank of Tokyo LOC)(A-1+/MIG-1)
  3,400,000          5.25                   01/07/96                 3,400,000
--------------------------------------------------------------------------------
                                                                 $  12,850,000
--------------------------------------------------------------------------------
Pennsylvania --3.0%
Allegheny County, PA IDA PCR Series 1985 for U.S. Steel Corp.
  (Norinchukin Bank LOC)(A-1+/P-1)
$ 1,000,000          3.80%                  01/23/96             $   1,000,000
 13,600,000          4.05                   01/30/96                13,600,000
--------------------------------------------------------------------------------
                                                                 $  14,600,000
--------------------------------------------------------------------------------
South Carolina--1.2%
York County Floating/Fixed Rate PCRB Pooled Series 1984-North
  Carolina Electric Membership Corp. VRDN (CFC)(A-1+/MIG-1)
$ 5,900,000          4.65%                  01/07/96             $   5,900,000
--------------------------------------------------------------------------------
Tennessee--0.5%
IDB Blount County, TN PCRB for Aluminum Company Project
  VRDN(A-1)
$ 2,450,000          5.10%                  01/07/96             $   2,450,000
--------------------------------------------------------------------------------
Texas--3.6%
San Antonio, TX Water System CP Notes Series 1992(A-1+/P-1)
$ 3,500,000          3.80%                  01/25/96             $   3,500,000
State of Texas TRANS CP Notes(A-1+/P-1)
  6,000,000          3.65                   08/20/96                 6,000,000
 State of Texas TRANS Series
  A(SP1+/MIG1)
  8,000,000          4.75                   08/30/96                 8,049,364
--------------------------------------------------------------------------------
                                                                 $  17,549,364
--------------------------------------------------------------------------------
Virginia--4.3%
IDA of Louisa PCRB Series 1984-Virginia Electric & Power
  Company Project(A-1/P-1)
$ 4,000,000          3.75%                  01/23/96             $   4,000,000
  2,000,000          3.85                   01/26/96                 2,000,000
  3,500,000          3.75                   01/29/96                 3,500,000
  3,910,000          3.75                   02/22/96                 3,910,000
  2,500,000          3.75                   02/27/96                 2,500,000
  3,700,000          3.80                   02/29/96                 3,700,000
IDA of Louisa PCRB Series 1987-Virginia Electric & Power
  Company Project(A-1/P-1)
  1,300,000          3.80                   03/08/96                 1,300,000
--------------------------------------------------------------------------------
                                                                 $  20,910,000
--------------------------------------------------------------------------------
Washington--2.3%
Pierce County, WA Economic Development Corp. for Sea Land
  Project (Deutsche Bank LOC)(P-1)
$ 4,340,000          3.90%                  11/01/96             $   4,340,000
Washington Healthcare Facilities for Fred Hutchinson Cancer
  Research Center VRDN (Morgan Guaranty Trust Co. LOC)(MIG-1)
  2,595,000          6.00                   01/01/96                 2,595,000
--------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

Statement of Investments
Financial Square Tax-Free Money Market Fund (continued)
December 31, 1995

--------------------------------------------------------------------------------
Principal            Interest               Maturity               Amortized
  Amount               Rate                   Date                    Cost
--------------------------------------------------------------------------------
Washington  (continued)
Washington Public Power Supply System Electric RB VRDN
  (Industrial Bank of Japan LOC)(A-1/MIG-1)
$4,300,000           5.35%                  01/07/96          $   4,300,000
--------------------------------------------------------------------------------
                                                              $  11,235,000
--------------------------------------------------------------------------------
Wisconsin--1.2%
Milwaukee, WI IDRB Multi-Modal Series 1994 for Pharmacia
  Biotech Inc. (P-1)
$ 6,000,000          5.30%                  01/07/96          $   6,000,000
--------------------------------------------------------------------------------
Total Investments                                              $495,485,666/(b)/
================================================================================

/(a)/ When-issued security.
/(b)/ The amount stated also represents aggregate cost for federal income tax purposes.
/(c)/ A portion of this security is being segregated for a when-issued security.

 Interest rates represent either the stated coupon rate, annualized yield on date of purchase for discounted notes, or, for floating rate securities, the current reset rate, which is based upon current interest rate indices.

 Maturity dates represent either the stated date on the security, the next interest reset date for floating rate securities, or the prerefunded date for those types of securities.

 The percentages shown for each investment category reflect the value of investments in that category as a percentage of total net assets.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 Investment Abbreviations:

 ACES       - Adjustable Convertible Extendible Securities
 AMBAC      - Insured by American Municipal Bond Assurance Corp.
 BANS       - Bond Anticipation Notes
 CFC        - Unconditionally guaranteed by CFC, Cooperative Finance Corp.
 CP         - Commercial Paper
 FGIC       - Insured by Financial Guaranty Insurance Co.
 GO         - General Obligation
 IDA        - Industrial Development Authority
 IDB        - Industrial Development Bond
 IDRB       - Industrial Development Revenue Bond
 LOC        - Letter of Credit
 MBIA       - Insured by Municipal Bond Investors Assurance
 MF Hsg.    - Multi-Family Housing
 PCRB       - Pollution Control Revenue Bond
 RANS       - Revenue Anticipation Notes
 RAWS       - Revenue Anticipation Warrants
 RB         - Revenue Bond
 TANS       - Tax Anticipation Notes
 TECP       - Tax-Exempt Commercial Paper
 TRANS      - Tax Revenue Anticipation Notes
 VRDN       - Variable Rate Demand Note
--------------------------------------------------------------------------------
The accompanying notes are an integral part of these financial statements

Goldman Sachs Money Market Trust--Financial Square Funds
--------------------------------------------------------------------------------
Statements of Assets and Liabilities

December 31, 1995

--------------------------------------------------------------------------------------------------------------------------------
                                                         Prime                         Treasury        Tax-Free
                                                      Obligations     Money Market    Obligations     Government  Money Market
                                                         Fund            Fund            Fund            Fund         Fund
                                                     ---------------------------------------------------------------------------
Assets:
Investments in securities, at value based on
  amortized cost                                     $3,516,032,571   $2,214,984,654   $2,016,992,235  $842,614,207  $495,485,666
Interest receivable                                      12,233,857        8,834,865        1,972,651     2,418,424     3,596,525
Cash                                                             --               --           57,440        12,245     1,240,479
Deferred organization expenses, net                              --           30,539               --            --        55,288
Other assets                                                267,605          237,770          137,226        69,932         7,394
---------------------------------------------------------------------------------------------------------------------------------
    Total assets                                       3,528,534,033   2,224,087,828    2,019,159,552   845,114,808   500,385,352
---------------------------------------------------------------------------------------------------------------------------------
Liabilities:
Payable for investment securities purchased                       --              --              --            --      9,450,844
Dividends payable                                         18,756,247      11,920,285       8,684,329     4,103,220      1,660,266
Due to bank                                                  188,639         831,506              --            --
Accrued expenses and other liabilities                       625,669         507,642         457,200       233,408        108,326
---------------------------------------------------------------------------------------------------------------------------------
   Total liabilities                                      19,570,555      13,259,433       9,141,529     4,336,628     11,219,436
---------------------------------------------------------------------------------------------------------------------------------
Net Assets:
Paid in capital                                        3,508,929,339   2,210,828,395   2,010,013,221   840,778,180    489,172,780
Accumulated undistributed net realized gain
  (loss) on investments                                       34,139              --           4,802            --         (6,864)
---------------------------------------------------------------------------------------------------------------------------------
   Net assets                                         $3,508,963,478  $2,210,828,395  $2,010,018,023  $840,778,180   $489,165,916
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, offering and redemption price per
 share (net assets/shares outstanding)                         $1.00           $1.00           $1.00         $1.00          $1.00
---------------------------------------------------------------------------------------------------------------------------------
Shares Outstanding:
FST shares                                             3,295,754,553   2,069,197,101   1,587,700,297   743,885,207    448,374,479
FST Administration shares                                147,895,914     137,412,396     283,193,438    82,384,825     20,938,507
FST Service shares                                        65,278,872       4,218,898     139,119,486    14,508,148     19,859,794
---------------------------------------------------------------------------------------------------------------------------------
Total shares of beneficial interest
  outstanding, $0.01 par value (unlimited
  number of shares authorized)                         3,508,929,339   2,210,828,395   2,010,013,221   840,778,180    489,172,780
 --------------------------------------------------------------------------------------------------------------------------------



The accompanying notes are an integral part of these financial statements.

Goldman Sachs Money Market Trust--Financial Square Funds
--------------------------------------------------------------------------------
Statements of Operations

For the Year Ended December 31, 1995

                                                  Prime                       Treasury                   Tax-Free
                                               Obligations    Money Market   Obligations   Government  Money Market
                                                  Fund           Fund           Fund          Fund         Fund
                                              ---------------------------------------------------------------------
Investment income:
Interest income                               $255,432,495   $140,722,215   $83,406,052   $39,399,088   $14,217,700
-------------------------------------------------------------------------------------------------------------------
Expenses:
Investment adviser fees                          3,173,924      1,747,326     1,059,477       493,804       270,151
Account administration fees                      5,501,468      3,028,701     1,836,426       855,927       468,262
Custodian fees                                     447,105        334,209       148,199       114,525        37,743
Registration fees                                  151,016        221,794       168,347       106,936        48,923
Trustee fees                                        58,993         13,692         9,382         4,320         2,475
Amortization of deferred organization expenses       1,850          9,048         3,171            --        15,595
Other                                              146,379         72,977        92,135        36,621        11,682
-------------------------------------------------------------------------------------------------------------------
    Total expenses                               9,480,735      5,427,747     3,317,137     1,612,133       854,831
    Less--Expenses reimbursable and fees waived
      by GSAM                                   (1,863,318)    (1,960,234)     (774,395)     (427,008)     (362,376)
-------------------------------------------------------------------------------------------------------------------
    Net expenses                                 7,617,417      3,467,513     2,542,742     1,185,125       492,455
    Administration share fees                      318,346        283,241       457,071       131,629        32,166
    Service share fees                             299,892          8,447       584,861        39,940        70,179
-------------------------------------------------------------------------------------------------------------------
    Net expenses and share fees                  8,235,655      3,759,201     3,584,674     1,356,694       594,800
-------------------------------------------------------------------------------------------------------------------
Net investment income                          247,196,840    136,963,014    79,821,378    38,042,394    13,622,900
-------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on investment
  transactions                                      95,511          7,374       781,869        65,308        (6,864)
-------------------------------------------------------------------------------------------------------------------
Net increase in net assets resulting from
  operations                                  $247,292,351   $136,970,388   $80,603,247   $38,107,702   $13,616,036
-------------------------------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
Statements of Changes in Net Assets

For the Year Ended December 31, 1995


------------------------------------------------------------------------------------------------------
                                                       Prime                               Treasury
                                                    Obligations       Money Market        Obligations
                                                       Fund               Fund               Fund
                                                    ==================================================
From Operations:
Net investment income                            $    247,196,840   $    136,963,014   $     79,821,378
Net realized gain (loss) on investment
  transactions                                             95,511              7,374            781,869
-------------------------------------------------------------------------------------------------------
   Net increase in net assets resulting
     from operations                                  247,292,351        136,970,388         80,603,247
-------------------------------------------------------------------------------------------------------
Distributions to shareholders from:
Net investment income
  FST shares                                         (236,894,656)      (130,522,374)       (63,729,881)
  FST Administration shares                            (7,108,569)        (6,351,769)        (9,995,927)
  FST Service shares                                   (3,193,615)           (88,871)        (6,095,570)
Net realized gain on investment transactions
  FST shares                                              (55,079)            (9,474)          (612,499)
  FST Administration shares                                (4,463)              (504)           (99,062)
  FST Service shares                                       (1,830)                --            (62,143)
-------------------------------------------------------------------------------------------------------
   Total distributions to shareholders               (247,258,212)      (136,972,992)       (80,595,082)
-------------------------------------------------------------------------------------------------------
From share transactions (at $1.00 per share):
Proceeds from sales of shares                      35,913,627,249     33,159,975,346     12,055,344,504
Reinvestment of dividends and
   distributions                                       88,104,801         69,894 471         14,492,584
Cost of shares repurchased                        (35,375,137,049)   (31,948,570,256)   (11,181,309,002)
-------------------------------------------------------------------------------------------------------
   Net increase in net assets resulting
     from share transactions                          626,595,001      1,281,299,561        888,528,086
-------------------------------------------------------------------------------------------------------
   Total increase                                     626,629,140      1,281,296,957        888,536,251
Net Assets:
Beginning of year                                   2,882,334,338        929,531,438      1,121,481,772
-------------------------------------------------------------------------------------------------------
End of year                                      $  3,508,963,478   $  2,210,828,395   $  2,010,018,023
=======================================================================================================
Summary of Share Transactions (at $1.00 per share):
FST Shares:
  Shares sold                                      34,469,057,699     31,539,337,948      8,859,672,375
  Reinvestment of dividends and
    distributions                                      85,898,572         66,409,325         11,189,134
  Shares repurchased                              (34,034,050,903)   (30,399,518,678)    (8,241,356,158)
-------------------------------------------------------------------------------------------------------
                                                      520,905,368      1,206,228,595        629,505,351
-------------------------------------------------------------------------------------------------------
FST Administration shares:
  Shares sold                                         721,501,944      1,608,362,145      1,309,118,844
  Reinvestment of dividends and
     distributions                                        761,953          3,443,404            845,389
  Shares repurchased                                 (640,480,667)    (1,540,953,451)    (1,108,896,222)
-------------------------------------------------------------------------------------------------------
                                                       81,783,230         70,852,068        201,068,011
-------------------------------------------------------------------------------------------------------
FST Service shares:
  Shares sold                                         723,067,606         12,275,253      1,886,553,285
  Reinvestment of dividends and
    distributions                                       1,444,276             41,742          2,458,061
  Shares repurchased                                 (700,605,479)        (8,098,097)    (1,831,056,622)
-------------------------------------------------------------------------------------------------------
                                                       23,906,403          4,218,898         57,954,724
-------------------------------------------------------------------------------------------------------
Net increase in shares                                626,595,001      1,281,299,561        888,528,086
=======================================================================================================
-------------------------------------------------------------------------------------------------------
                                                                        Tax-Free
                                                       Government      Money Market
                                                          Fund             Fund
                                                     ================================
From Operations:
Net investment income                                $   38,042,394   $    13,622,900
Net realized gain (loss) on investment
  transactions                                               65,308            (6,864)
-------------------------------------------------------------------------------------
   Net increase in net assets resulti
     from operations                                     38,107,702        13,616,036
-------------------------------------------------------------------------------------
Distributions to shareholders from:
Net investment income
  FST shares                                            (34,713,840)      (12,702,550)
  FST Administration shares                              (2,917,098)         (455,025)
  FST Service shares                                       (411,456)         (465,325)
Net realized gain on investment transactions
  FST shares                                                (59,324)               --
  FST Administration shares                                  (5,878)               --
  FST Service shares                                           (106)               --
-------------------------------------------------------------------------------------
   Total distributions to shareholder                   (38,107,702)      (13,622,900)
-------------------------------------------------------------------------------------
From share transactions (at $1.00 per share):
Proceeds from sales of shares                         8,904,113,596     3,459,116,162
Reinvestment of dividends and
   distributions                                         15,345,902         3,954,598
Cost of shares repurchased                           (8,391,284,391)   (3,161,776,879)
-------------------------------------------------------------------------------------
    Net increase in net assets result
      from share transactions                           528,175,107       301,293,881
-------------------------------------------------------------------------------------
   Total increase                                       528,175,107       301,287,017
Net Assets:
Beginning of year                                       312,603,073       187,878,899
-------------------------------------------------------------------------------------
End of year                                             840,778,180   $   489,165,916
=====================================================================================
Summary of Share Transactions (at $1.00 per share):
FST Shares:
  Shares sold                                         8,279,786,329     3,135,487,639
  Reinvestment of dividends and
    distributions                                        14,336,357         3,262,842
  Shares repurchased                                 (7,808,586,957)   (2,873,945,734)
-------------------------------------------------------------------------------------
                                                        485,535,729       264,804,747
-------------------------------------------------------------------------------------
FST Administration shares:
  Shares sold                                           331,435,289       110,334,205
  Reinvestment of dividends and
     distributions                                          785,525           320,945
  Shares repurchased                                   (304,089,584)      (91,758,941)
-------------------------------------------------------------------------------------
                                                         28,131,230        18,896,209
-------------------------------------------------------------------------------------
FST Service shares:
  Shares sold                                           292,891,978       213,294,318
  Reinvestment of dividends and
    distributions                                           224,020           370,811
  Shares repurchased                                   (278,607,850)     (196,072,204)
-------------------------------------------------------------------------------------
                                                         14,508,148        17,592,925
-------------------------------------------------------------------------------------
Net increase in shares                                  528,175,107       301,293,881
=====================================================================================

--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

Goldman Sachs Money Market Trust--Financial Square Funds
--------------------------------------------------------------------------------
Statements of Changes in Net Assets

For the Periods Ended December 31, 1994

                                                  Prime               Money Market       Treasury             Government
                                            Obligations Fund/(a)/        Fund/(b)/     Obligations Fund/(a)/    Fund/(a)/
                                           -----------------------------------------------------------------------------
From operations:
Net investment income                        $     93,745,718   $     31,366,990       $    30,473,221   $     7,980,145
Net realized gain (loss) on investment
  transactions                                          4,990              5,671               (79,393)            3,678
------------------------------------------------------------------------------------------------------------------------
   Net increase in net assets resulting
     from operations                               93,750,708         31,372,661            30,393,828         7,983,823
------------------------------------------------------------------------------------------------------------------------
Distributions to shareholders from:
Net investment income
  FST shares                                     (90,514,074)       (29,849,508)          (27,649,397)        (6,434,384)
  FST Administration shares                       (2,319,934)        (1,517,482)           (1,338,481)        (1,545,761)
  FST Service shares                                (919,709)                --            (1,485,343)                --
Net realized gain on investment transactions
  FST shares                                         (82,819)            (3,002)               (6,131)            (3,010)
  FST Administration shares                          (13,759)               (65)                 (161)              (668)
  FST Service shares                                    (814)                --                    --                 --
------------------------------------------------------------------------------------------------------------------------
   Total distributions to shareholders           (93,851,109)       (31,370,057)          (30,479,513)        (7,983,823)
------------------------------------------------------------------------------------------------------------------------
From share transactions (at $1.00 per share):
Proceeds from sale of shares                  22,898,595,340     12,775,307,681         4,616,966,952      2,128,561,581
Reinvestment of dividends and
  distributions                                   23,668,421          9,676,488             2,940,080          2,146,045
Cost of shares repurchased                   (21,920,493,388)   (11,855,455,335)       (4,370,900,948)    (1,876,927,328)
------------------------------------------------------------------------------------------------------------------------
    Net increase in net assets resulting
     from share transactions                   1,001,770,373        929,528,834           249,006,084        253,780,298
-------------------------------------------------------------------------------------------------------------------------
   Total increase                              1,001,669,972        929,531,438           248,920,399        253,780,298
Net Assets:
Beginning of period                            1,880,664,366                 --           872,561,373         58,822,775
------------------------------------------------------------------------------------------------------------------------
End of period                               $  2,882,334,338   $    929,531,438       $ 1,121,481,772    $   312,603,073
------------------------------------------------------------------------------------------------------------------------
Summary of share transactions: (at $1.00 per share):
FST shares:
  Shares sold                                 22,560,410,624     12,311,243,995         4,110,849,675      1,927,187,116
  Reinvestment of dividends and
    distributions                                 23,317,361          8,626,882             2,581,039          1,684,083
  Shares repurchased                         (21,640,191,346)   (11,456,902,371)       (3,967,576,749)    (1,715,218,895)
------------------------------------------------------------------------------------------------------------------------
                                                 943,536,639        862,968,506           145,853,965        213,652,304
------------------------------------------------------------------------------------------------------------------------
FST Administration shares:
  Shares sold                                    212,782,227        464,063,686           194,485,191        201,374,465
  Reinvestment of dividends and
    distributions                                    117,315          1,049,606               299,486            461,962
  Shares repurchased                            (182,036,935)      (398,552,964)         (137,143,496)      (161,708,433)
------------------------------------------------------------------------------------------------------------------------
                                                  30,862,607         66,560,328            57,641,181         40,127,994
------------------------------------------------------------------------------------------------------------------------
FST Service shares:
  Shares sold                                    125,402,489                 --           311,632,086                 --
  Reinvestment of dividends and
    distributions                                    233,745                 --                59,555                 --
  Shares repurchased                             (98,265,107)                --          (266,180,703)                --
------------------------------------------------------------------------------------------------------------------------
                                                  27,371,127                 --            45,510,938                 --
------------------------------------------------------------------------------------------------------------------------
Net increase in shares                         1,001,770,373        929,528,834           249,006,084        253,780,298
------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------
                                                     Tax-Free Money
                                                     Market Fund/(b)/
                                                     ----------------
Net investment income                                $    2,421,177
Net realized gain (loss) on invesment
  transactions                                                   --
-------------------------------------------------------------------
   Net increase in net assets resulting
     from operations                                      2,421,177
-------------------------------------------------------------------
Distributions to shareholders from:
Net investment income
  FST shares                                             (2,389,827)
  FST Administration shares                                 (23,394)
  FST Service shares                                         (7,956)
Net realized gain on investment transactions
  FST shares                                                     --
  FST Administration shares                                      --
  FST Service shares                                             --
-------------------------------------------------------------------
   Total distributions to shareholders                   (2,421,177)
-------------------------------------------------------------------
From share transactions (at $1.00 per share):
Proceeds from sale of shares                            742,552,184
Reinvestment of dividends and
  distributions                                             395,745
Cost of shares repurchased                             (555,069,030)
-------------------------------------------------------------------
    Net increase in net assets resulting
     from share transactions                            187,878,899
-------------------------------------------------------------------
   Total increase                                       187,878,899
Net Assets:
Beginning of period                                              --
-------------------------------------------------------------------
End of period                                         $ 187,878,899
-------------------------------------------------------------------
Summary of share transactions: (a $1.00 per share):
FST shares:
  Shares sold                                           732,710,640
  Reinvestment of dividends and
    distributions                                           380,335
  Shares repurchased                                   (549,521,243)
-------------------------------------------------------------------
                                                        183,569,732
-------------------------------------------------------------------
FST Administration shares:
  Shares sold                                             6,207,387
  Reinvestment of dividends and
    distributions                                            11,734
  Shares repurchased                                     (4,176,823)
-------------------------------------------------------------------
                                                          2,042,298
-------------------------------------------------------------------
FST Service shares:
  Shares sold                                             3,634,157
  Reinvestment of dividends and
    distributions                                             3,676
  Shares repurchased                                     (1,370,964)
-------------------------------------------------------------------
                                                          2,266,869
-------------------------------------------------------------------
Net increase in shares                                  187,878,899
-------------------------------------------------------------------

/(a)/The information presented above reflects eleven months of operations due to a change in fiscal year end. This change was caused by the reorganization of the funds as a series of Goldman Sachs Money Market Trust.

/(b)/The Money Market and Tax-Free Money Market Funds commenced operations on
     May 18, 1994 and July 19, 1994, respectively.
-------------------------------------------------------------------------------
The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
Notes to Financial Statements

December 31, 1995

--------------------------------------------------------------------------------
1. Organization

Goldman Sachs Money Market Trust (the "Trust"), a business trust organized under the laws of the Commonwealth of Massachusetts on December 6, 1978, includes the Financial Square Funds, collectively "the Funds" or individually a "Fund". The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. Financial Square consists of six diversified funds: Prime Obligations, Money Market, Treasury Obligations, Government, Tax-Free Money Market and Municipal Money Market (inactive). The Financial Square Funds offer three classes of shares: FST shares, FST Administration shares and FST Service shares. The investment objective of the Funds is to maximize current income to the extent consistent with the preservation of capital and maintenance of liquidity.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Financial Square Funds which are in conformity with those generally accepted in the investment company industry. The preparation of these financial statements, in accordance with generally accepted accounting principles, incorporates estimates made by management in determining the reported amounts of assets, liabilities, revenues and expenses of the Funds.

A. Investment Valuation--
-------------------------
Each Fund uses the amortized-cost method for valuing portfolio securities which approximates market value. Under this method, all investments purchased at a discount or premium are valued by amortizing the difference between the original purchase price and maturity value of the issue over the period to maturity.

B. Interest Income--
--------------------
Interest income is determined on the basis of interest accrued, premium amortized and discount earned.

C. Federal Taxes--
------------------
It is each Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute each year substantially all investment company taxable and tax-exempt income to shareholders. Accordingly, no federal tax provisions are required.

  The characterization of distributions to shareholders for financial reporting purposes is determined in accordance with federal income tax rules. Therefore, the source of the Funds' distributions may be shown in the accompanying financial statements as either from or in excess of net investment income or net realized gain on investment transactions, or from paid-in capital, depending on the type of book/tax differences that may exist.

  At December 31, 1995, the Tax-Free Money Market Fund had approximately $6,900 of capital loss carryforward for U.S. Federal tax purposes. This capital loss carryforward expires in the year 2003.

D. Deferred Organization Expenses--
-----------------------------------
Organization-related costs are being amortized on a straight-line basis over a period of five years.

E. Expenses--
-------------
Expenses incurred by the Funds that do not specifically relate to an individual fund are allocated to the Funds based on each Fund's relative average net assets of the Trust for the period.

  Shareholders of FST Administration and FST Service shares bear all expenses and fees paid to service organizations for their services with respect to such shares as well as other expenses (subject to expense limitations) that are directly attributable to such shares.

3. Agreements

Goldman Sachs Asset Management ("GSAM"), a separate operating division of Goldman, Sachs & Co. ("Goldman Sachs"), serves as investment adviser pursuant to an Investment Advisory Agreement. Under the Investment Advisory Agreement, GSAM, subject to general supervision of the Trust's Board of Trustees, manages the
--------------------------------------------------------------------------------

Goldman Sachs Money Market Trust--Financial Square Funds
--------------------------------------------------------------------------------
Notes to Financial Statements (continued)

December 31, 1995

--------------------------------------------------------------------------------
portfolios of the Funds. As compensation for the services rendered under the Investment Advisory Agreement and the assumption of the expenses related thereto, GSAM is entitled to a fee, computed daily and payable monthly, at an annual rate equal to .075% of each Fund's average daily net assets. During the year ended December 31, 1995, GSAM voluntarily agreed to waive a portion of the advisory fees amounting to approximately $1,481,000, $1,536,000, $494,000, $230,000 and $245,000 for the Prime Obligations, Money Market, Treasury Obligations, Government and Tax-Free Money Market Funds, respectively. At December 31, 1995, the advisory fees due GSAM were approximately $134,000, $21,000, $62,000, $29,000 and $4,000 for the Prime Obligations, Money Market, Treasury Obligations, Government and Tax-Free Money Market Funds, respectively. These amounts are included in "Accrued expenses and other liabilities" in the accompanying Statements of Assets and Liabilities.

  Until further notice, GSAM has voluntarily agreed to limit certain of each of the Fund's expenses (excluding advisory fees, account administration fees, service organization fees, taxes, interest, brokerage commissions and extraordinary expenses) to the extent that such expenses exceed .01% per annum of that Fund's average daily net assets. At December 31, 1995, the amounts due from GSAM were approximately $107,000, $96,000, $67,000 and $7,000 for the Money Market, Treasury Obligations, Government and Tax-Free Money Market Funds, respectively; such amounts are included in "Other assets" in the accompanying Statements of Assets and Liabilities.

  GSAM also serves as administrator pursuant to an Administration Agreement. Under the Administration Agreement, GSAM administers each Fund's business affairs, including providing facilities. As compensation for the services rendered under the Administration Agreement, GSAM is entitled to a fee, computed daily and payable monthly, at an annual rate equal to .13% of each Fund's average daily net assets. During the year ended December 31, 1995, GSAM voluntarily agreed to waive a portion of the account administration fees incurred by the Money Market and Tax-Free Money Market Funds amounting to approximately $4,000 and $34,000, respectively. At December 31, 1995, the account administration fees due GSAM were approximately $434,000, $275,000, $203,000, $95,000 and $56,000 for the Prime Obligations, Money Market, Treasury Obligations, Government and Tax-Free Money Market Funds, respectively. These amounts are included in "Accrued expenses and other liabilities" in the accompanying Statements of Assets and Liabilities.

  Goldman Sachs serves as the Distributor of shares of the Funds pursuant to a Distribution Agreement and receives no fee. Goldman Sachs also serves as transfer agent.

4. Administration and Service Plans

The Funds have adopted Administration and Service Plans. These plans allow for Administration shares and Service shares, respectively, to compensate service organizations for providing varying levels of account administration and shareholder liaison services to their customers who are beneficial owners of such shares. The Administration and Service Plans provide for compensation to the service organizations in an amount up to .25% and .50% (on an annualized basis), respectively, of the average daily net asset value of the respective shares.

5. Line of Credit Facility

The Funds participate in a $100,000,000 uncommitted, unsecured revolving line of credit facility to be used solely for temporary or emergency purposes. Under the most restrictive arrangement, each Fund must own securities having a market value in excess of 300% of the total bank borrowings. The interest rate on the borrowings is based on the Federal Funds rate. During fiscal year 1995, the Funds did not have any borrowings under this facility.

6. Repurchase Agreements

During the term of a repurchase agreement, the value of the underlying securities, including accrued interest, is required to equal or exceed the value of the repurchase agreement. The underlying securities for all repurchase agreements are held in safekeeping in the customer-only account of State Street Bank & Trust Co., the Funds' custodian, or at subcustodians. GSAM monitors the market value of the underlying securities by pricing them daily.
--------------------------------------------------------------------------------

-------------------------------------------------------------------------------


-------------------------------------------------------------------------------

7. Joint Repurchase Agreement Accounts

The Funds, together with other registered investment companies having advisory agreements with GSAM, transfer uninvested cash balances into joint accounts, the daily aggregate balances of which are invested in one or more repurchase agreements. The underlying securities for the repurchase agreements are U.S. Treasury obligations.

  At December 31, 1995, the Prime Obligations, Money Market, Treasury Obligations and Government Funds had, respectively, a 3.3%, 8.8%, 39.1% and 8.0% undivided interest in the repurchase agreements in the following joint account, which equaled $76,300,000, $205,000,000, $915,000,000 and $188,200,000 in
principal amount, respectively. At December 31, 1995, the repurchase agreements in this joint account, along with the corresponding underlying securities (including the type of security, market value, interest rate and maturity date), were as follows:


Principal            Interest        Maturity             Amortized
Amount                 Rate            Date                  Cost
======================================================================
Repurchase Agreements
Bear Steams Companies, inc., dated 12/29/95, repurchase price
$500,325,000 (U.S.Treasury Bills: $511,267,175, 05/15/98-08/15/02)

$500,000,000         5.85%           01/02/96            $ 500,000,000

Morgan Stanley & Co., dated 12/29/95, repurchase price $500,348,333
  (U.S.Treasury Bills: $510,213,707, 06/20/96-12/12/96)
 500,000,000         6.27            01/02/96              500,000,000

Smith Barney, Inc., dated 12/29/95, repurchase price $100,062,222
  (U.S. Treasury Stripped Securities: $102,000,086, 08/15/96-08/15/05)
 100,000,000         5.60            01/02/96              100,000,000

Smith Barney, Inc., dated 12/29/95, repurchase price $500,325,556
 (U.S. Treasury Notes: $452,845,339, 5.50%-8.88%, 11/30/96-09/30/00;
  U.S.  Treasury Stripped Securities: $57,154,783, 05/15/97-05/15/05)
 500,000,000         5.86            01/02/96              500,000,000

Swiss Bank Corp., dated 12/29/95, repurchase price $740,483,445
 (U.S. Treasury Notes: $651,461,859, 4.38%-8.88%, 08/31/96-11/15/01;
  U.S. Treasury Stripped Securities: $82,825,172, 02/15/02-08/15/02;
  U.S. Treasury Bills: $20,818,558, 02/29/96-11/14/96)

 740,000,000         5.88            01/02/96              740,000,000
----------------------------------------------------------------------
Total Joint Repurchase Agreement Amount                 $2,340,000,000
======================================================================

8. Other Matters

Pursuant to an SEC exemptive order, each taxable Fund may enter into certain principal transactions, including repurchase agreements, with Goldman, Sachs & Co., or its affiliate, Goldman Sachs Money Markets L.P. subject to certain limitations as follows: 25% of eligible security transactions, as defined, and 10% of repurchase agreement transactions.

Effective December 28, 1994, the Funds were reorganized and became a series of the Trust. Prior to the reorganization, each Fund was a series of Financial Square Trust ("FST"), which was also a Massachusetts business trust. Except for the fact that the Funds are now a series of the Trust, all shares of each individual Fund represent the same interest in each Fund's assets, are of the same class, are subject to the same terms and conditions, fees and expenses and confer the same rights as when they were a series of FST.

-------------------------------------------------------------------------------

Goldman Sachs Money Market Trust--Financial Square Funds
--------------------------------------------------------------------------------
Financial Highlights

Selected Data for a Share Outstanding Throughout Each Period
Prime Obligations Fund

--------------------------------------------------------------------------------






                                             Income from investment operations
                                           =====================================

                                                    Net realized    Total                       Net                     Ratio of
                            Net asset                   gain        income                     asset                      net
                            value at       Net           on          from      Distributions  value at                  expenses
                            beginning   investment   investment   investment        to         end of      Total       to average
                            of period     income    transactions  operations   shareholders    period     return/(a)/  net assets
                            =====================================================================================================

For the Year Ended
 December 31,
=====================
1995-FST shares..........    $1.00       $0.0586    $       --    $ 0.0586       $(0.0586)      $1.00      6.02%          0.18%
1995-FST Administration
 shares..................     1.00        0.0559            --      0.0559        (0.0559)       1.00      5.75           0.43
1995-FST Service shares..     1.00        0.0533            --      0.0533        (0.0533)       1.00      5.49           0.68

For the Period Ended
 December 31,
====================

1994-FST shares /(c)/....     1.00      0.0401            --        0.0401        (0.0401)      1.00      4.38/(b)/       0.18/(b)/
1994-FST Administration
 shares /(c)/............     1.00      0.0383            --        0.0383        (0.0383)      1.00      4.12/(b)/       0.43/(b)/
1994-FST Service shares/(c)/  1.00      0.0364            --        0.0364        (0.0364)      1.00      3.86/(b)/       0.68/(b)/

For the Years Ended
 January 31,
===================

1994-FST shares..........     1.00      0.0311        0.0002        0.0313        (0.0313)      1.00      3.18            0.17
1994-FST Administration
 shares..................     1.00      0.0286        0.0002        0.0288        (0.0288)      1.00      2.92            0.42
1994-FST Service shares..     1.00      0.0261        0.0002        0.0263        (0.0263)      1.00      2.66            0.67

1993-FST shares..........     1.00      0.0360        0.0007       0.0367         (0.0367)      1.00      3.75            0.18
1993-FST Administration
 shares /(d)/............     1.00      0.0068        0.0001       0.0069         (0.0069)      1.00      3.02/(b)/       0.44/(b)/
1993-FST Service shares..     1.00      0.0301        0.0007       0.0308         (0.0308)      1.00      3.23            0.68

1992-FST shares..........     1.00      0.0572        0.0002       0.0574         (0.0574)      1.00      5.99            0.18
1992-FST Service shares/(d)/  1.00      0.0027            --       0.0027         (0.0027)      1.00      4.10/(b)/       0.66/(b)/


For the Period March 8,
 1990 /(e)/ through
 January 31,
======================
1991-FST shares........       1.00      0.0727            --       0.0727         (0.0727)      1.00      8.27/(b)/       0.18/(b)/








                                                                   Ratios assuming no waiver
                                                                    of fees and no expenses
                                                                          limitations
                                                                 ==============================
                                      Ratio of
                                        net            Net                        Ratio of net
                                     investment       assets         Ratio of      investment
                                      income to       at end       expenses to     income to
                                     average net    of period      average net      average
                                       assets       (in 000s)        assets        net assets
                                   ===========================================================

For the Year Ended
 December 31,
====================
1995-FST shares..........                5.86%        $3,295,791        0.22%        5.82%
1995-FST Administration
 shares..................                5.59            147,894        0.47         5.55
1995-FST Service shares..                5.33             65,278        0.72         5.29

For the Period Ended
 December 31,
====================

1994-FST shares /(c)/....               4.38/(b)/      2,774,849        0.24/(b)/    4.32/(b)/
1994-FST Administration
 shares /(c)/............               4.18/(b)/         66,113        0.49/(b)/    4.12/(b)/
1994-FST Service shares/(c)/            3.98/(b)/         41,372        0.74/(b)/    3.92/(b)/

For the Years Ended
 January 31,
===================

1994-FST shares..........               3.11           1,831,413        0.25         3.03
1994-FST Administration
 shares..................               2.86              35,250        0.50         2.78
1994-FST Service shares..               2.61              14,001        0.75         2.53

1993-FST shares..........               3.60             813,126        0.25         3.53
1993-FST Administration
 shares /(d)/............               2.96/(b)/          1,124        0.52/(b)/    2.88/(b)/
1993-FST Service shares..               3.01                 336        0.75         2.94

1992-FST shares..........               5.72             917,073        0.27        5.63
1992-FST Service shares/(d)/            4.10/(b)/            118        0.74/(b)/   4.02/(b)/

For the Period March 8,
 1990 /(e)/ through
 January 31,
======================
1991-FST shares........                8.04/(b)/         578,495       0.28/(b)/    7.94/(b)/


=================

/(a)/ Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions and a complete redemption of the investment at the net asset value at the end of the period.

/(b)/ Annualized

/(c)/ The information presented reflects eleven months of operations due to a change in fiscal year end. This change was caused by the reorganization of the funds as a series of Goldman Sachs Money Market Trust.

/(d)/ FST Administration and FST Service share activity commenced during November of 1992 and January of 1992, respectively.

/(e)/ Commencement of operations.
-------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

Goldman Sachs Money Market Trust--Financial Square Funds
--------------------------------------------------------------------------------
Financial Highlights (continued)
Selected Data for a Share Outstanding Throughout Each Period
Money Market Fund
--------------------------------------------------------------------------------

                                                Income from investment operations
                                                ---------------------------------

                                                          Net         Total
                             Net asset                  realized      income                     Net asset             Ratio of net
                             value at       Net         gain on        from      Distributions   value at              expenses to
                             beginning   investment    investment    investment        to         end of     Total     average net
                             of period     income     transactions   operations   shareholders    period    return/(a)/  assets
                            -----------------------------------------------------------------------------------------------------
For the Year Ended
 December 31,
------------------
1995-FST shares.........     $1.00       $0.0589           --        $0.0589       $(0.0589)     $1.00       6.07%        0.15%
1995-FST Administration
 shares.................      1.00        0.0561           --         0.0561        (0.0561)      1.00       5.80         0.40
1995-FST Service
 shares/(c)/............      1.00        0.0231           --         0.0231        (0.0231)      1.00       5.41/(b)/    0.65/(b)/
For the Period Ended
 December 31,
--------------------
1994-FST shares/(c)/....      1.00        0.0305           --         0.0305        (0.0305)      1.00      4.91/(b)/     0.11/(b)/
1994-FST Administration
 shares/(c)/............      1.00        0.0298           --         0.0298        (0.0298)      1.00      4.65/(b)/     0.36/(b)/

                                                                   Ratios assuming no waiver
                                                                     of fees and no expense
                                                                          limitations
                                                                   ------------------------
                                                                                    Ratio
                                    Ratio of net      Net                           of net
                                     investment      assets         Ratio of      investment
                                     income to       at end        expenses to      income
                                      average       of period      average net    to average
                                     net assets     (in 000s)        assets       net assets
                                 -------------------------------------------------------------
For the Year Ended
 December 31,
------------------
1995-FST shares.........            5.89%          $2,069,197          0.23%         5.81%
1995-FST Administration
 shares.................            5.61              137,412          0.48          5.53
1995-FST Service
 shares/(c)/............            4.93/b/             4,219          0.73/(b)/     4.85/(b)/
For the Period Ended
 December 31,
--------------------
1994-FST shares/(c)/....            4.88/(b)/         862,971          0.25/(b)/     4.74/(b)/
1994-FST Administration
 shares/(c)/............            4.82/(b)/          66,560          0.50/(b)/     4.68/(b)/

--------------


/(a)/ Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions and a complete redemption of the investment at the net asset value at the end of the period.

/(b)/ Annualized.

/(c)/ FST, FST Administration and FST Service share activity commenced on May
      18, 1994, May 20, 1994 and July 14, 1995, respectively.

--------------------------------------------------------------------------------
The accompanying notes are an integral part of these financial statements.

Goldman Sachs Money Market Trust--Financial Square Funds
--------------------------------------------------------------------------------
Financial Highlights (continued)
Selected Data for a Share Outstanding Throughout Each Period
Treasury Obligations Fund
--------------------------------------------------------------------------------





                                               Income from investment operations
                                            ---------------------------------------
                                                    Net realized       Total                    Net asset
                              Net asset              gain (loss)     income                      value               Ratio of net
                              value at     Net           on           from      Distributions      at                 expenses to
                             beginning  investment   investment    investment        to          end of     Total       average
                             of period    income    transactions   operations    shareholders    period   return/(a)/ net assets
                             ---------------------------------------------------------------------------------------------------
For the Year Ended
 December 31,
------------------
1995-FST shares. .......     $1.00      $0.0573      $ 0.0005      $0.0578       $(0.0578)      $1.00        5.96%       0.18%
1995-FST Administration
 shares.................      1.00       0.0547        0.0005       0.0552        (0.0552)       1.00        5.69        0.43
1995-FST Service shares.      1.00       0.0521        0.0005       0.0526        (0.0526)       1.00        5.43        0.68
For the Period Ended
 December 31,
--------------------
1994-FST shares/(c)/...       1.00       0.0379       (0.0001)      0.0378        (0.0378)       1.00        4.23/(b)/   0.18/(b)/
1994-FST Administration
 shares/(c)/............      1.00       0.0388       (0.0001)      0.0387        (0.0387)       1.00        3.97/(b)/   0.43/(b)/
1994-FST Service
shares/(c)/.............      1.00       0.0349       (0.0001)      0.0348        (0.0348)       1.00        3.71/(b)/   0.68/(b)/
For the Years Ended
 January 31,
-------------------
1994-FST shares.........      1.00       0.0301        0.0007       0.0308        (0.0307)       1.00        3.11        0.17
1994-FST Administration
 shares.................      1.00       0.0276        0.0006       0.0282        (0.0281)       1.00        2.85        0.42
1994-FST Service shares.      1.00       0.0251        0.0008       0.0259        (0.0256)       1.00        2.60        0.67

1993-FST shares.........      1.00       0.0342        0.0012       0.0354        (0.0355)       1.00        3.69        0.18
1993-FST Administration
 shares/(d)/...........      1.00       0.0009            --        0.0009        (0.0009)       1.00        2.83/(b)/   0.43/(b)/
1993-FST Service shares.      1.00       0.0296        0.0016       0.0312        (0.0309)       1.00        3.17        0.68

1992-FST shares.........      1.00       0.0549        0.0015       0.0564        (0.0561)       1.00        5.84        0.18
1992-FST Service
shares/(d)/                   1.00       0.0113        0.0006       0.0119        (0.0116)       1.00        4.47/(b)/   0.68/(b)/
For the Period April 24, 1990/(e)/
through January 31,
--------------------------------------------
1991-FST shares.........      1.00       0.0600        0.0006       0.0606        (0.0605)       1.00        8.06/(b)/   0.21/(b)/


                                                                         Ratios assuming no waiver
                                                                          of fees and no expense
                                                                              limitations
                                                                        ---------------------------
                                             Ratio                                        Ratio
                                             of net          Net          Ratio of        of net
                                           investment       assets        expenses      investment
                                            income to       at end           to          income to
                                             average       of period       average        average
                                           net assets      (in 000s)      net assets     net assets
                                          ----------------------------------------------------------
For the Year Ended
 December 31,
------------------
1995-FST shares.........                   5.73%          $1,587,715        0.23%           5.68%
1995-FST Administration
 shares.................                   5.47              283,186        0.48            5.42
1995-FST Service shares.                   5.21              139,117        0.73            5.16
For the Period Ended
 December 31,
--------------------
1994-FST shares/(c)/....                   4.13/(b)/         958,196        0.25/(b)/       4.06/(b)/
1994-FST Administration
 shares/(c)/............                   4.24/(b)/          82,124        0.50/(b)/       4.17/(b)/
1994-FST Service
shares/(c)/.............                   3.82/(b)/          81,162        0.75/(b)/       3.75/(b)/
For the Years Ended
 January 31,
-------------------
1994-FST shares.........                   3.01              812,420        0.24            2.94
1994-FST Administration
 shares.................                   2.76               24,485        0.49            2.69
1994-FST Service shares.                   2.51               35,656        0.74            2.44

1993-FST shares.........                   3.42              776,181        0.26            3.34
1993-FST Administration
 shares/(d)/...........                    2.83/(b)/               1        0.51/(b)/       2.75/(b)/

1993-FST Service shares.                   2.96                5,155        0.76            2.88

1992-FST shares.........                   5.49              413,171        0.28            5.39
1992-FST Service
shares/(d)/.............                   3.77/(b)/           3,634        0.78/(b)/       3.67/(b)/
For the Period April 24,1990/(e)/ through
 January 31,
--------------------------------------------
1991-FST shares.........                   7.74/(b)/         229,988        0.34/(b)/       7.61/(b)/

----------------

/(a)/ Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions and a complete redemption of the investment at the net asset value at the end of the period.

/(b)/ Annualized

/(c)/ The information presented reflects eleven months of operations due to a change in fiscal year end. This change was caused by the reorganization of the funds as a series of Goldman Sachs Money Market Trust.

/(d)/ FST Administration and FST Sevice share activity commenced during January of 1993 and October of 1991, respectively.

/(e)/ Commencement of operations.

--------------------------------------------------------------------------------
The accompanying notes are an integral part of these financial statements.

Goldman Sachs Money Market Trust--Financial Square Funds
--------------------------------------------------------------------------------
Financial Highlights (continued)
Selected Data for a Share Outstanding Throughout Each Period
Government Fund
--------------------------------------------------------------------------------

                                                        Income from investment operations
                                                        ---------------------------------
                                          Net asset              Net realized     Total                     Net asset
                                           value at     Net          gain       income from  Distributions  value at
                                          beginning  investment  on investment  investment       to            end        Total
                                          of period    income    transactions   operations   shareholders   of period    return/(a)/
                                         -------------------------------------------------------------------------------------------

For the Year Ended December 31,
-------------------------------
1995-FST shares........................    $1.00      $0.0581       $0.0001      $0.0582       $(0.0582)      $1.00       6.00%
1995-FST Administration shares.........     1.00       0.0554        0.0001       0.0555        (0.0555)       1.00       5.74
1995-FST Service shares/(c)/...........     1.00       0.0320            --       0.0320        (0.0320)       1.00       5.40/(b)/
For the Period Ended December 31,
---------------------------------
1994-FST shares/(d)/...................     1.00       0.0424            --       0.0424        (0.0424)       1.00       4.36/(b)/
1994-FST Administration shares/(d)/....     1.00       0.0426            --       0.0426        (0.0426)       1.00       4.10/(b)/
For the Period Ended January 31,
--------------------------------
1993-FST shares/(c)/...................     1.00       0.0256        0.0001       0.0257        (0.0257)       1.00       3.14/(b)/
1993-FST Administration shares/(c)/....     1.00       0.0120        0.0001       0.0121        (0.0121)       1.00       2.87/(b)/


                                                                                           Ratios assuming no
                                                                                         waiver of fees and no
                                                                                          expense limitations
                                                                                         ---------------------
                                                              Ratio of net      Net                   Ratio of net
                                               Ratio of net   investment     assets at   Ratio of      investment
                                               expenses to     income to        end     expenses to     income to
                                               average net    average net    of period  average net    average net
                                                 assets         assets       (in 000s)    assets         assets
                                              --------------------------------------------------------------------
For the Year Ended December 31,
-------------------------------
1995-FST shares........................           0.18%         5.81%        $743,884      0.24%          5.75%
1995-FST Administration shares.........           0.43          5.54           82,386      0.49           5.48
1995-FST Service shares/(c)/...........           0.68/(b)/     5.08/(b)/      14,508      0.74/(b)/      5.02/(b)/
For the Period Ended December 31,
---------------------------------
1994-FST shares/(d)/...................           0.15/(b)/     4.64/(b)/     258,350      0.25/(b)/      4.54/(b)/
1994-FST Administration shares/(d)/....           0.40/(b)/     4.67/(b)/      54,253      0.50/(b)/      4.57/(b)/
For the Period Ended January 31,
--------------------------------
1993-FST shares/(c)/...................           0.08/(b)/     3.10/(b)/      44,697      0.59/(b)/      2.59/(b)/
1993-FST Administration shares/(c)/....           0.35/(b)/     2.85/(b)/      14,126      0.76/(b)/      2.44/(b)/

-------------
/(a)/Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions and a complete redemption of the investment at the net asset value at the end of the period.

/(b)/Annualized.
/(c)/FST share, FST Administration share and FST Service share activity commenced on April 6, 1993, September 1, 1993 and May 16, 1995, respectively.
/(d)/The information presented reflects eleven months of operations due to a change in fiscal year end. This change was caused by the reorganization of the funds as a series of Goldman Sachs Money Market Trust.

--------------------------------------------------------------------------------
The accompanying notes are an integral part of these financial statements.

Goldman Sachs Money Market Trust--Financial Square Funds
--------------------------------------------------------------------------------
Financial Highlights (continued)
Selected Data for a Share Outstanding Throughout Each Period
Tax-Free Money Market Fund
--------------------------------------------------------------------------------

                                                        Income from investment operations
                                                        ---------------------------------
                                          Net asset              Net realized     Total                     Net asset
                                           value at     Net          gain       income from  Distributions  value at
                                          beginning  investment  on investment  investment       to            end        Total
                                          of period    income    transactions   operations   shareholders   of period    return/(a)/
                                         -------------------------------------------------------------------------------------------

For the Year Ended December 31,
-------------------------------
1995-FST shares                             $1.00      $0.0381         --         $0.0381     $(0.0381)       $1.00       3.89%
1995-FST Administration shares               1.00       0.0354         --          0.0354      (0.0354)        1.00       3.63
1995-FST Service shares                      1.00       0.0332         --          0.0332      (0.0332)        1.00       3.38
For the Period Ended December 31,
---------------------------------
1994-FST shares/(c)/                         1.00       0.0156         --          0.0156      (0.0156)        1.00       3.41/(b)/
1994-FST Administration shares/(c)/          1.00       0.0136         --          0.0136      (0.0136)        1.00       3.19/(b)/
1994-FST Service shares/(c)/                 1.00       0.0091         --          0.0091      (0.0091)        1.00       3.11/(b)/

                                                                                           Ratios assuming no
                                                                                         waiver of fees and no
                                                                                          expense limitations
                                                                                         ---------------------
                                                              Ratio of net      Net                   Ratio of net
                                               Ratio of net   investment     assets at   Ratio of      investment
                                               expenses to     income to        end     expenses to     income to
                                               average net    average net    of period  average net    average net
                                                 assets         assets       (in 000s)    assets         assets
                                              --------------------------------------------------------------------
For the Year Ended December 31,
-------------------------------
1995-FST shares                                    0.14%          3.81%       $448,367       0.24%         3.71%
1995-FST Administration shares                     0.39           3.54          20,939       0.49          3.44
1995-FST Service shares                            0.64           3.32          19,860       0.74          3.22
For the Period Ended December 31,
---------------------------------

1994-FST shares/(c)/                               0.07/(b)/      3.42/(b)/    183,570       0.31/(b)/     3.18/(b)/
1994-FST Administration shares/(c)/                0.32/(b)/      3.25/(b)/      2,042       0.56/(b)/     3.01/(b)/
1994-FST Service shares/(c)/                       0.57/(b)/      3.32/(b)/      2,267       0.81/(b)/     3.08/(b)/

---------------
(a)/Assumes investment at the net asset value at The beginning of the period, reinvestment of all distributions and a complete redemption of The investment at The net asset value at the end of the period.
(b)/Annualized.
(a)/FST share, FST Administration share and FST Service share activity commenced on July 19, 1994, August 1, 1994 and September 23, 1994, respectively.


--------------------------------------------------------------------------------
The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
Report of Independent Public Accountants


--------------------------------------------------------------------------------
To the Shareholders and Board of Trustees of the Goldman Sachs Money Market Trust--Financial Square Funds:

  We have audited the accompanying statements of assets and liabilities of the Goldman Sachs Money Market Trust--Financial Square Funds (a Massachusetts business trust comprising the Prime Obligations, Money Market, Treasury Obligations, Government and Tax-Free Money Market Funds), including the statements of investments, as of December 31, 1995, and the related statements of operations, the statements of changes in net assets and the financial highlights for each of the periods presented. These financial statements and the financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and the financial highlights based on our audits.

  We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and the financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1995 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

  In our opinion, the financial statements and the financial highlights referred to above present fairly, in all material respects, the financial position of each of the respective portfolios constituting Goldman Sachs Money Market Trust--Financial Square Funds as of December 31, 1995, the results of their operations and the changes in their net assets and the financial highlights for the periods presented, in conformity with generally accepted accounting principles.


                                                  ARTHUR ANDERSEN LLP



Boston, Massachusetts
February 9, 1996

--------------------------------------------------------------------------------

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                                       28
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                                       29

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--------------------------------------------------------------------------------
This Annual Report is authorized for distribution to prospective investors only when preceded or accompanied by a Goldman Sachs Money Market Trust--Financial Square Funds Prospectus which contains facts concerning each Fund's objectives and policies, management, expenses and other information.
--------------------------------------------------------------------------------

Goldman Sachs
1 New York Plaza
New York, NY 10004



Trustees
Paul C. Nagel, Jr., Chairman
Ashok N. Bakhru
Marcia L. Beck
David B. Ford
Alan A. Shuch
Jackson W. Smart, Jr.
William H. Springer
Richard P. Strubel


Officers
Marcia L. Beck, President
John W. Mosior, Vice President
Nancy L. Mucker, Vice President
Pauline Taylor, Vice President
Scott M. Gilman, Treasurer
Michael J. Richman, Secretary
Howard B. Surloff, Assistant Secretary



Goldman Sachs
Investment Adviser, Administrator,
Distributor and Transfer Agent



FST/ANN/1295
========================================


Goldman Sachs
Money Market Trust
Financial Square Funds
----------------------------------------
Annual Report
December 31, 1995



Prime Obligations Fund
Money Market Fund
Treasury Obligations Fund
Government Fund
Tax-Free Money Market Fund

========================================